President's Letter

Dear Valued Client,

What a year this has been in the market! Many of us feel as if we've been riding a roller coaster. Record highs one day. Record drops another. But you'll see on the following pages that, overall, your Aetna Retirement Services variable annuity or variable life insurance contract has once again delivered solid returns(1).

The dramatic changes such as those witnessed in the 1998 financial markets reinforce the importance of choosing a competent, long-term financial partner -- one who can help you to weather the dips in the market.

At Aetna Retirement Services, we take our role as your financial partner very seriously, and realize that the dollars we hold are actually your dreams. Perhaps it's your hope of an early retirement. Or a dream home. It may be the promise of your child's or grandchild's college education. Or the pride you take in knowing that your family is financially secure because of the financial plans you've made with us in retirement. Whatever your goals, our team of professionals is here to help you achieve them.

As we move through 1999, I want you to know that we are prepared to help meet your needs well into the next millennium. We have a team of extremely competent business experts and systems leading our charge in addressing the Year 2000 bug. In fact, we are making steady progress in systems remediation, and expect to be Year 2000 ready by mid-1999.

My colleagues at Aetna Retirement Services and I look forward to continuing our partnership into the next millennium. Thank you for your confidence and support.

Sincerely,

/s/ Thomas J. McInerney
-----------------------
Thomas J. McInerney



--------------------------
(1) Remember that past performance is no indication of future results.

Variable Annuity Account C

Statement of Assets and Liabilities - December 31, 1998

ASSETS:
Investments, at net asset value: (Note 1)
                                                                                                      Net
                                                                Shares            Cost              Assets
                                                                ------            ----              ------
 Aetna Ascent VP:                                              6,134,112    $    84,102,680    $    86,000,256
 Aetna Balanced VP:                                           64,322,517        924,156,866      1,011,793,195
 Aetna Bond VP:                                               29,408,694        379,592,879        384,077,541
 Aetna Crossroads VP:                                          5,563,073         73,501,226         74,100,133
 Aetna Get Fund, Series B:                                     4,080,903         52,990,050         59,581,177
 Aetna Get Fund, Series C:                                    13,705,460        145,612,096        198,180,953
 Aetna Get Fund, Series D:                                    26,960,783        270,904,139        270,980,130
 Aetna Growth and Income VP:                                 193,821,381      6,185,564,837      6,175,149,210
 Aetna Growth VP:                                              4,793,106         57,756,294         64,850,726
 Aetna High Yield VP:                                            137,652          1,348,506          1,244,378
 Aetna Index Plus Bond VP:                                       139,903          1,485,972          1,425,611
 Aetna Index Plus Large Cap VP:                               13,588,180        200,817,845        239,016,092
 Aetna Index Plus Mid Cap VP:                                    337,416          3,695,668          4,116,477
 Aetna Index Plus Small Cap VP:                                  502,348          4,557,249          4,953,155
 Aetna International VP:                                         173,945          1,962,427          2,016,027
 Aetna Legacy VP:                                              4,311,341         53,451,493         53,331,289
 Aetna Money Market VP:                                       19,342,066        253,530,714        258,939,971
 Aetna Real Estate Securities VP:                                183,009          1,671,798          1,561,066
 Aetna Small Company VP:                                       3,751,125         48,380,625         47,976,886
 Aetna Value Opportunity VP:                                   1,997,581         25,293,161         28,785,139
 Calvert Social Balanced Portfolio:                           29,902,390         54,315,545         63,901,407
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                     8,898,556        188,619,345        226,201,287
  Growth Portfolio:                                            5,135,023        170,211,305        230,408,503
  High Income Portfolio:                                         139,771          1,602,694          1,611,556
  Overseas Portfolio:                                            738,883         14,561,214         14,814,602
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                     1,470,246         22,725,399         26,699,659
  Contrafund Portfolio:                                       14,733,278        253,946,769        360,081,326
  Index 500 Portfolio:                                           660,901         66,696,529         93,352,318
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                10,591,848        192,335,439        292,229,082
  Balanced Portfolio:                                          4,216,755         74,736,185         94,876,992
  Flexible Income Portfolio:                                   2,694,962         32,325,750         32,501,248
  Growth Portfolio:                                            5,647,105         98,534,718        132,932,852
  Worldwide Growth Portfolio:                                 21,182,596        478,559,912        616,201,712
 Lexington Emerging Markets Fund:                                722,126          5,748,692          4,094,455
 Lexington Natural Resources Trust Fund:                       1,789,785         25,967,652         19,741,327
 MFS Funds:
  Total Return Series:                                            21,290            364,758            385,767
 Oppenheimer Funds:
  Global Securities Fund:                                         44,228            885,530            976,121
  Strategic Bond Fund:                                           440,840          2,233,363          2,257,099
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:                         7,831,597        346,198,947        434,183,761
  PPI MFS Research Growth Portfolio:                          20,275,336        201,414,681        242,087,516
  PPI MFS Value Equity Portfolio:                              3,985,534        120,187,249        150,852,476
  PPI Scudder International Growth Portfolio:                 12,050,466        183,514,369        201,965,809
  PPI T. Rowe Price Growth Equity Portfolio:                   3,903,977        170,360,011        215,928,990
                                                                            ---------------    ---------------
NET ASSETS                                                                  $11,476,422,581    $12,426,365,277
                                                                            ===============    ===============

Variable Annuity Account C

Net Assets represented by:
Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
Aetna Ascent VP:
  Annuity contracts in accumulation ................................................           $   86,000,256
Aetna Balanced VP:
  Annuity contracts in accumulation ................................................              982,574,403
  Annuity contracts in payment period ..............................................               29,218,792
Aetna Bond VP:
  Annuity contracts in accumulation ................................................              377,693,504
  Annuity contracts in payment period ..............................................                6,384,037
Aetna Crossroads VP:
  Annuity contracts in accumulation ................................................               74,028,644
  Annuity contracts in payment period ..............................................                   71,489
Aetna Get Fund, Series B:
  Annuity contracts in accumulation ................................................               59,581,177
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ................................................              198,180,953
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ................................................              270,980,130
Aetna Growth and Income VP:
  Annuity contracts in accumulation ................................................            5,846,282,205
  Annuity contracts in payment period ..............................................              328,867,005
Aetna Growth VP:
  Annuity contracts in accumulation ................................................               64,734,239
  Annuity contracts in payment period ..............................................                  116,487
Aetna High Yield VP:
  Annuity contracts in accumulation ................................................                1,244,378
Aetna Index Plus Bond VP:
  Annuity contracts in accumulation ................................................                1,425,611
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ................................................              238,578,749
  Annuity contracts in payment period ..............................................                  437,343
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ................................................                4,116,477
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ................................................                4,953,155
Aetna International VP:
  Annuity contracts in accumulation ................................................                2,016,027
Aetna Legacy VP:
  Annuity contracts in accumulation ................................................               53,070,226
  Annuity contracts in payment period ..............................................                  261,063
Aetna Money Market VP:
  Annuity contracts in accumulation ................................................              258,856,854
  Annuity contracts in payment period ..............................................                   83,117
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ................................................                1,561,066
Aetna Small Company VP:
  Annuity contracts in accumulation ................................................               47,966,985
  Annuity contracts in payment period ..............................................                    9,901

Variable Annuity Account C

Aetna Value Opportunity VP:
  Annuity contracts in accumulation ................................................              $ 28,785,139
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ................................................                63,901,407
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ................................................               226,201,287
 Growth Portfolio:
  Annuity contracts in accumulation ................................................               230,408,503
 High Income Portfolio:
  Annuity contracts in accumulation ................................................                 1,611,556
 Overseas Portfolio:
  Annuity contracts in accumulation ................................................                14,814,602
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ................................................                26,699,659
 Contrafund Portfolio:
  Annuity contracts in accumulation ................................................               360,081,326
 Index 500 Portfolio:
  Annuity contracts in accumulation ................................................                93,352,318
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ................................................               292,229,082
 Balanced Portfolio:
  Annuity contracts in accumulation ................................................                94,876,992
 Flexible Income Portfolio:
  Annuity contracts in accumulation ................................................                32,501,248
 Growth Portfolio:
  Annuity contracts in accumulation ................................................               132,697,360
  Annuity contracts in payment period ..............................................                   235,492
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ................................................               615,835,740
  Annuity contracts in payment period ..............................................                   365,972
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation ................................................                 4,094,455
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ................................................                19,741,327
MFS Funds:
 Total Return Series:
  Annuity contracts in accumulation ................................................                   385,767
Oppenheimer Funds:
 Global Securities Fund:
  Annuity contracts in accumulation ................................................                   976,121
 Strategic Bond Fund:
  Annuity contracts in accumulation ................................................                 2,253,578
  Annuity contracts in payment period ..............................................                     3,521

Variable Annuity Account C

Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ................................................           $   434,156,330
  Annuity contracts in payment period ..............................................                    27,431
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ................................................               242,087,516
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ................................................               150,852,476
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ................................................               201,965,809
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ................................................               215,872,943
  Annuity contracts in payment period ..............................................                    56,047
                                                                                               ---------------
                                                                                               $12,426,365,277
                                                                                               ===============

See Notes to Financial Statements

Variable Annuity Account C

Statements of Operations and Changes in Net Assets

                                                                                    Year ended December 31,
                                                                                   1998                  1997
                                                                                   ----                  ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..............................................................     $ 1,447,620,640       $ 1,552,106,208
Expenses: (Notes 2 and 5)
 Valuation period deductions ............................................        (138,558,611)         (120,867,375)
                                                                              ---------------       ---------------
Net investment income ...................................................       1,309,062,029         1,431,238,833
                                                                              ---------------       ---------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ....................................................       2,443,668,181         2,013,561,413
 Cost of investments sold ...............................................       2,067,610,422         1,773,010,971
                                                                              ---------------       ---------------
  Net realized gain .....................................................         376,057,759           240,550,442
Net unrealized gain on investments: (Note 5)
 Beginning of year ......................................................         915,465,761           612,391,085
 End of year ............................................................         949,942,696           915,465,761
                                                                              ---------------       ---------------
  Net change in unrealized gain .........................................          34,476,935           303,074,676
                                                                              ---------------       ---------------
Net realized and unrealized gain on investments .........................         410,534,694           543,625,118
                                                                              ---------------       ---------------
Net increase in net assets resulting from operations ....................       1,719,596,723         1,974,863,951
                                                                              ---------------       ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .............................       1,136,921,898         1,039,113,157
Transfer from the Company for mortality guarantee adjustments ...........             849,771             2,085,609
Transfers from the Company's fixed account options ......................         112,197,035           166,510,610
Transfer to the Company's other variable annuity accounts ...............         (66,773,776)          (88,238,000)
Redemptions by contract holders .........................................      (1,591,935,338)         (474,257,152)
Annuity payments ........................................................         (41,589,989)          (31,253,253)
Other ...................................................................           1,844,602             1,227,066
                                                                              ---------------       ---------------
 Net increase (decrease) in net assets from unit transactions (Note 5) ..        (448,485,797)          615,188,037
                                                                              ---------------       ---------------
Change in net assets ....................................................       1,271,110,926         2,590,051,988
NET ASSETS:
Beginning of year .......................................................      11,155,254,351         8,565,202,363
                                                                              ---------------       ---------------
End of year .............................................................     $12,426,365,277       $11,155,254,351
                                                                              ===============       ===============

See Notes to Financial Statements

Variable Annuity Account C

Condensed Financial Information - Year Ended December 31, 1998

---------------------------------------------------------------------------------------------------------------
                                   Value
                                  Per Unit             Increase (Decrease)           Units
                                  --------                 in Value of             Outstanding       Reserves
                          Beginning       End of           Accumulation              at End          at End
                           of Year         Year                Unit                  of Year         of Year
---------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Qualified I                 $13.836       $14.260              3.06%                     347.4     $      4,953
Qualified III                15.422        15.886              3.01%                  21,430.4          340,447
Qualified V                  15.363        15.800              2.84%                   1,408.7           22,258
Qualified VI                 15.422        15.886              3.01%               3,508,677.1       55,739,609
Qualified VIII               15.419        15.882              3.00%                     803.0           12,754
Qualified X (1.15)           15.900        16.395              3.11%                  21,004.4          344,364
Qualified X (1.25)           15.860        16.337              3.01%                 592,246.9        9,675,801
Qualified XI                 15.514        16.028              3.31%                  80,753.8        1,294,336
Qualified XII (0.40)         13.239        14.086              6.40% (11)             86,320.6        1,215,931
Qualified XII (0.45)          9.146         9.519              4.08% (12)                778.8            7,414
Qualified XII (0.50)         10.475         9.848             (5.99%) (5)              2,670.4           26,297
Qualified XII (0.75)          9.913         9.502             (4.15%) (6)             43,141.8          409,924
Qualified XII (0.80)         10.604        10.101             (4.74%) (5)            255,775.2        2,583,503
Qualified XII (0.85)         13.699        14.113              3.02%  (1)             70,990.9        1,001,901
Qualified XII (0.90)          9.227         9.953              7.87% (10)                211.7            2,107
Qualified XII (0.95)         13.624        14.076              3.32%                  75,369.1        1,060,884
Qualified XII (1.00)         13.613        14.057              3.26%                 520,438.2        7,315,952
Qualified XII (1.05)         13.602        14.039              3.21%                  55,886.3          784,572
Qualified XII (1.10)         13.590        14.020              3.16%                   9,573.2          134,219
Qualified XII (1.15)         13.579        14.002              3.12%                  26,910.5          376,793
Qualified XII (1.20)         13.587        13.983              2.91%  (1)             90,247.0        1,261,945
Qualified XII (1.25)         13.557        13.965              3.01%                   1,249.2           17,444
Qualified XII (1.30)         13.546        13.946              2.95%                   1,424.3           19,864
Qualified XII (1.40)         14.731        13.910             (5.57%) (5)                136.0            1,891
Qualified XII (1.50)         13.502        13.873              2.75%                  14,280.4          198,111
Qualified XIII               15.497        16.011              3.32%                  29,149.3          466,701
Qualified XV                 15.471        15.984              3.32%                  38,675.0          618,187
Qualified XVI                15.394        15.818              2.75%                  38,619.9          610,875
Qualified XVII               15.453        15.974              3.37%                   9,887.5          157,940
Qualified XVIII              15.892        16.427              3.37%                  17,853.0          293,279
---------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
Qualified I                  24.826        28.687             15.55%                  73,629.4        2,112,224
Qualified III                24.700        28.524             15.48%               2,294,876.9       65,458,720
Qualified V                  18.777        21.650             15.30%                   2,680.4           58,031
Qualified VI                 18.811        21.723             15.48%              25,990,902.2      564,602,474
Qualified VII                18.092        20.906             15.55%                 266,036.8        5,561,697
Qualified VIII               17.463        20.165             15.47%                   3,910.4           78,852
Qualified IX                 17.464        20.269             16.06%                   3,983.4           80,739
Qualified X (1.15)           18.889        21.836             15.60%                 167,719.9        3,662,292
Qualified X (1.25)           18.811        21.723             15.48%               6,268,762.3      136,176,831
Qualified XI                 18.922        21.917             15.83%                 768,509.7       16,843,580
Qualified XII (0.40)         14.244        15.331              7.63% (11)            653,272.0       10,015,389
Qualified XII (0.50)         10.369        11.077              6.83%  (4)            310,845.7        3,443,125
Qualified XII (0.75)         10.002        10.648              6.46%  (6)            183,346.5        1,952,257
Qualified XII (0.80)         10.646        11.358              6.69%  (5)          3,962,527.0       45,007,206
Qualified XII (0.85)         13.327        15.360             15.25%  (1)          1,379,122.4       21,183,810
Qualified XII (0.90)         10.451        11.157              6.76%  (4)              1,648.2           18,389
Qualified XII (0.95)         13.226        15.320             15.83%                 468,467.7        7,176,841
Qualified XII (1.00)         13.215        15.300             15.78%               2,019,116.4       30,891,695
Qualified XII (1.05)         13.204        15.279             15.71%                  61,615.2          941,444
Qualified XII (1.10)         13.194        15.259             15.65%                  10,484.1          159,980
Qualified XII (1.15)         13.183        15.239             15.60%                 275,680.7        4,201,140
Qualified XII (1.20)         13.676        15.219             11.28%  (2)             33,673.0          512,471
Qualified XII (1.25)         13.161        15.199             15.49%                   1,535.4           23,337
Qualified XII (1.30)         13.150        15.179             15.43%                       7.8              118
Qualified XII (1.40)         14.278        15.139              6.03%  (5)                532.9            8,068

Variable Annuity Account C

---------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)           Units
                                              --------              in Value of             Outstanding     Reserves
                                       Beginning     End of         Accumulation              at End        at End
                                        of Year       Year              Unit                  of Year       of Year
---------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP (continued):
Qualified XII (1.50)                   $13.107       $15.099           15.20%                  9,090.9   $    137,262
Qualified XIII                          18.901        21.893           15.83%                266,635.9      5,837,554
Qualified XV                            18.870        21.857           15.83%                771,905.7     16,871,521
Qualified XVI                           18.776        21.629           15.19%                385,861.9      8,345,934
Qualified XVII                          18.837        21.808           15.77%                429,954.4      9,376,647
Qualified XVIII                         18.837        21.808           15.77%                643,218.8     14,027,618
Qualified XIX                           24.861        28.800           15.84%                122,357.8      3,523,901
Qualified XX                            24.735        28.636           15.77%                149,576.3      4,283,256
Annuity contracts in payment period                                                                        29,218,792
---------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Qualified I                             51.930        55.494            6.86%                 26,694.1      1,481,367
Qualified III                           51.330        54.819            6.80%                994,987.1     54,544,521
Qualified V                             13.397        14.285            6.63%                  8,614.2        123,053
Qualified VI                            13.238        14.137            6.79%             15,101,998.1    213,504,437
Qualified VII                           12.243        13.083            6.86%                189,500.4      2,479,295
Qualified VIII                          12.190        13.018            6.79%                  5,300.1         68,997
Qualified IX                            12.330        13.221            7.23%                  4,239.4         56,049
Qualified X (1.15)                      13.293        14.211            6.91%                102,449.7      1,455,907
Qualified X (1.25)                      13.238        14.137            6.79%              2,490,831.9     35,214,126
Qualified XI                            13.316        14.264            7.12%                389,465.9      5,555,291
Qualified XII (0.40)                    11.893        12.079            1.56% (11)           190,084.0      2,295,979
Qualified XII (0.50)                    10.118        10.662            5.38%  (4)            88,895.1        947,790
Qualified XII (0.75)                    10.058        10.502            4.41%  (6)            51,915.9        545,210
Qualified XII (0.80)                    10.157        10.650            4.85%  (5)           771,660.4      8,217,815
Qualified XII (0.85)                    11.381        12.102            6.34%  (1)           654,764.8      7,923,819
Qualified XII (0.90)                    10.070        10.654            5.80%  (3)               383.2          4,082
Qualified XII (0.95)                    11.268        12.070            7.12%                187,652.9      2,264,942
Qualified XII (1.00)                    11.258        12.054            7.07%                802,875.7      9,677,807
Qualified XII (1.05)                    11.249        12.038            7.01%                 50,220.3        604,552
Qualified XII (1.10)                    11.240        12.022            6.96%                  2,532.3         30,443
Qualified XII (1.15)                    11.231        12.006            6.90%                106,178.7      1,274,807
Qualified XII (1.20)                    11.283        11.990            6.27%  (2)            23,608.3        283,072
Qualified XII (1.25)                    11.217        11.975            6.76%  (1)             1,197.4         14,338
Qualified XII (1.30)                    11.203        11.959            6.75%                 59,442.7        710,861
Qualified XII (1.40)                    11.423        11.927            4.41%  (5)               189.1          2,255
Qualified XII (1.50)                    11.166        11.896            6.54%                 27,679.9        329,273
Qualified XIII                          13.301        14.248            7.12%                200,649.9      2,858,924
Qualified XV                            13.279        14.225            7.12%                289,650.5      4,120,181
Qualified XVI                           13.213        14.076            6.53%                199,388.3      2,806,677
Qualified XVII                          13.249        14.171            6.96%                421,225.2      5,969,111
Qualified XVIII                         13.249        14.171            6.96%                703,076.6      9,963,181
Qualified XIX                           51.975        55.625            7.02%                 18,270.8      1,016,314
Qualified XX                            51.374        54.949            6.96%                 24,550.7      1,349,028
Annuity contracts in payment period                                                                         6,384,037
---------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Qualified III                           14.456        15.120            4.59%                 31,468.2        475,808
Qualified V                             14.400        15.038            4.43%                    266.3          4,005
Qualified VI                            14.456        15.120            4.59%              2,863,811.8     43,301,656
Qualified VIII                          14.453        15.116            4.59%                  1,655.9         25,031
Qualified X (1.15)                      14.835        15.532            4.70%                 35,562.4        552,349
Qualified X (1.25)                      14.797        15.478            4.60%                514,093.4      7,956,893
Qualified XI                            14.541        15.255            4.91%                 78,787.6      1,201,936
Qualified XII (0.40)                    12.991        13.628            4.90% (11)            51,877.8        706,979
Qualified XII (0.45)                     9.531         9.800            2.82% (12)               731.1          7,165
Qualified XII (0.50)                    10.298        10.086           (2.06%) (4)             1,126.5         11,362
Qualified XII (0.75)                     9.936         9.782           (1.55%) (6)            62,143.7        607,879

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)           Units
                                              --------              in Value of            Outstanding     Reserves
                                       Beginning     End of         Accumulation              at End        at End
                                        of Year       Year              Unit                 of Year        of Year
--------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP (continued):
Qualified XII (0.80)                   $10.524      $10.312            (2.01%) (5)          213,969.6   $  2,206,459
Qualified XII (0.85)                    13.063       13.654             4.52%  (1)          102,916.2      1,405,196
Qualified XII (0.95)                    12.980       13.618             4.92%               105,585.7      1,437,839
Qualified XII (1.00)                    12.970       13.600             4.86%               168,963.5      2,297,868
Qualified XII (1.05)                    12.959       13.582             4.81%                38,256.6        519,594
Qualified XII (1.10)                    12.949       13.564             4.75%                14,611.0        198,182
Qualified XII (1.15)                    12.938       13.546             4.70%                24,882.2        337,055
Qualified XII (1.20)                    12.915       13.528             4.75%  (1)          499,874.0      6,762,356
Qualified XII (1.25)                    12.917       13.510             4.59%                 8,074.9        109,094
Qualified XII (1.30)                    12.906       13.492             4.54%                   520.6          7,025
Qualified XII (1.40)                    13.846       13.457            (2.81%) (5)              500.9          6,741
Qualified XII (1.50)                    12.864       13.421             4.33%                22,767.6        305,573
Qualified XIII                          14.526       15.239             4.91%                30,057.3        458,037
Qualified XV                            14.501       15.214             4.92%               100,733.6      1,532,512
Qualified XVI                           14.430       15.055             4.33%                32,996.7        496,765
Qualified XVII                          14.485       15.204             4.96%                50,296.8        764,691
Qualified XVIII                         14.827       15.563             4.96%                21,371.1        332,594
Annuity contracts in payment period                                                                           71,489
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Qualified III                           20.718       24.374            17.65%                 2,484.4         60,555
Qualified VI                            20.718       24.374            17.65%               985,962.2     24,031,914
Qualified X (1.25)                      20.718       24.374            17.65%               256,573.6      6,253,743
Qualified XI                            20.840       24.592            18.00%               239,997.9      5,901,967
Qualified XII (0.75)                    10.505       10.948             4.22%  (4)            5,251.3         57,493
Qualified XII (1.00)                     9.974       10.323             3.50%  (6)            2,321.4         23,963
Qualified XII (1.05)                    11.069       11.514             4.02%  (6)          277,120.5      3,190,757
Qualified XII (1.15)                    12.852       15.216            18.39%  (1)           35,803.1        544,787
Qualified XII (1.20)                    12.870       15.186            18.00%                13,718.5        208,336
Qualified XII (1.25)                    13.203       15.172            14.91% (10)          865,901.2     13,137,159
Qualified XII (1.30)                    12.825       15.157            18.18%  (1)           68,080.8      1,031,891
Qualified XII (1.40)                    12.845       15.127            17.77%                 1,060.3         16,040
Qualified XII (1.45)                    14.415       15.112             4.84%  (6)            1,372.5         20,741
Qualified XIII                          20.818       24.565            18.00%                93,996.0      2,309,015
Qualified XV                            20.783       24.524            18.00%                86,349.0      2,117,644
Qualified XVI                           20.680       24.269            17.35%                 1,049.7         25,475
Qualified XVII                          20.718       24.374            17.65%                26,655.2        649,697
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Qualified III                           12.636       15.904            25.86%               737,715.1     11,732,640
Qualified VI                            12.636       15.904            25.86%             7,446,679.1    118,432,185
Qualified XI                            12.685       16.014            26.24%               761,714.6     12,197,745
Qualified XII (0.65)                    14.392       16.025            11.35% (11)           42,433.1        680,005
Qualified XII (0.75)                    10.520       11.696            11.18%  (4)           14,905.0        174,326
Qualified XII (1.00)                    10.012       10.999             9.86%  (6)           10,347.4        113,809
Qualified XII (1.05)                    11.056       12.202            10.37%  (5)        1,503,095.6     18,340,765
Qualified XII (1.15)                    12.877       16.050            24.64%  (1)          118,746.7      1,905,910
Qualified XII (1.20)                    12.685       16.014            26.24%                75,185.0      1,203,977
Qualified XII (1.25)                    12.677       15.995            26.17%             1,498,695.3     23,971,956
Qualified XII (1.30)                    12.841       15.977            24.42%  (1)           20,116.4        321,400
Qualified XII (1.35)                    14.400       15.959            10.83%  (5)            2,128.7         33,971
Qualified XII (1.40)                    12.653       15.940            25.98%                 4,413.8         70,358
Qualified XII (1.45)                    14.270       15.922            11.58%  (6)            3,012.0         47,957
Qualified XII (1.75)                    12.596       15.813            25.54%                   495.7          7,839
Qualified XIII                          12.685       16.014            26.24%               240,222.9      3,846,819
Qualified XV                            12.676       16.002            26.24%               149,252.7      2,388,342
Qualified XVI                           12.613       15.835            25.55%                38,452.8        608,917
Qualified XVII                          12.636       15.904            25.86%               132,169.9      2,102,032
--------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------
                                      Value
                                     Per Unit          Increase (Decrease)         Units
                                     --------              in Value of          Outstanding     Reserves
                              Beginning     End of         Accumulation           at End         at End
                               of Year       Year              Unit               of Year        of Year
-------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Qualified III                 $  9.997     $ 10.062            0.65% (10)        1,665,880.7   $   16,761,305
Qualified V                     10.020       10.058            0.38% (11)            7,666.4           77,106
Qualified VI                     9.997       10.062            0.65% (10)       11,162,070.9      112,307,489
Qualified IX                    10.039       10.065            0.26% (12)            2,996.2           30,157
Qualified X (1.15)              10.009       10.062            0.53% (11)          107,240.1        1,078,999
Qualified X (1.25)               9.997       10.062            0.65% (10)        1,726,930.2       17,375,556
Qualified XI                     9.998       10.068            0.70% (10)        1,733,084.5       17,449,528
Qualified XII (0.65)            10.020       10.076            0.56% (11)           37,674.2          379,602
Qualified XII (0.75)            10.065       10.079            0.14% (12)            5,093.2           51,334
Qualified XII (0.85)             9.998       10.071            0.73% (10)          143,089.7        1,441,027
Qualified XII (1.00)             9.998       10.073            0.75% (10)           17,547.2          176,755
Qualified XII (1.05)             9.998       10.072            0.74% (10)        3,535,548.4       35,609,867
Qualified XII (1.20)             9.996       10.068            0.72% (10)           94,345.5          949,916
Qualified XII (1.25)            10.000       10.067            0.67% (10)        5,027,992.4       50,618,444
Qualified XII (1.30)             9.998       10.066            0.68% (10)          217,493.5        2,189,324
Qualified XII (1.40)             9.997       10.064            0.67% (10)           18,631.2          187,501
Qualified XII (1.55)            10.002       10.060            0.58% (10)           32,997.9          331,971
Qualified XII (1.75)            10.019       10.056            0.37% (11)            7,346.0           73,870
Qualified XIII                   9.998       10.068            0.70% (10)          423,655.2        4,265,565
Qualified XV                     9.997       10.068            0.71% (10)          433,459.3        4,364,276
Qualified XVI                    9.995       10.056            0.61% (10)           91,815.2          923,270
Qualified XVII                   9.995       10.062            0.67% (10)          113,411.8        1,141,096
Qualified XVIII                  9.997       10.062            0.65% (10)          317,662.6        3,196,172
-------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Qualified I                    285.511      323.019           13.14%               140,708.4       45,451,460
Qualified III                  217.359      245.765           13.07%             1,747,097.1      429,375,391
Qualified V                     22.179       25.037           12.89%                13,723.7          343,603
Qualified VI                    22.194       25.094           13.07%           134,233,827.6    3,368,523,807
Qualified VII                   20.910       23.657           13.14%             8,868,088.4      209,791,507
Qualified VIII                  20.609       23.301           13.06%                46,913.0        1,093,115
Qualified IX                    20.525       23.323           13.63%                18,215.5          424,846
Qualified X (1.15)              22.287       25.225           13.18%               548,039.2       13,824,162
Qualified X (1.25)              22.194       25.094           13.07%            19,989,922.4      501,636,068
Qualified XI                    22.325       25.319           13.41%             5,019,610.7      127,089,481
Qualified XII (0.40)            15.108       16.747           10.85% (11)        2,888,621.7       48,375,779
Qualified XII (0.45)             9.561       10.152            6.18% (12)            1,118.7           11,357
Qualified XII (0.50)            10.580       10.665            0.80%  (4)          719,561.3        7,673,863
Qualified XII (0.75)             9.935       10.133            1.99%  (6)          773,713.1        7,840,042
Qualified XII (0.80)            10.925       11.108            1.68%  (5)       15,809,881.3      175,619,924
Qualified XII (0.85)            14.694       16.779           14.19%  (1)        5,795,666.6       97,245,182
Qualified XII (0.90)            10.562       10.804            2.29%  (3)            8,242.8           89,055
Qualified XII (0.95)            14.756       16.735           13.41%             2,224,466.5       37,225,732
Qualified XII (1.00)            14.744       16.713           13.35%             9,871,040.8      164,971,221
Qualified XII (1.05)            14.732       16.691           13.30%               326,490.2        5,449,309
Qualified XII (1.10)            14.720       16.669           13.24%                33,835.9          563,996
Qualified XII (1.15)            14.708       16.647           13.18%               581,225.8        9,675,416
Qualified XII (1.20)            14.696       16.625           13.13%               224,760.7        3,736,553
Qualified XII (1.25)            14.684       16.603           13.07%                35,132.5          583,294
Qualified XII (1.30)            14.672       16.581           13.01%                 2,879.7           47,748
Qualified XII (1.40)            16.562       16.537           (0.15%) (4)              934.1           15,447
Qualified XII (1.50)            14.624       16.493           12.78%                47,949.7          790,856
Qualified XIII                  22.301       25.291           13.41%             2,491,029.4       63,000,811
Qualified XV                    22.264       25.249           13.41%             4,070,904.3      102,786,499
Qualified XVI                   22.153       24.986           12.79%             1,587,350.5       39,661,776
Qualified XVII                  22.226       25.193           13.35%             5,670,690.8      142,862,116
Qualified XVIII                 22.226       25.193           13.35%             6,366,412.9      160,389,491

Variable Annuity Account C

--------------------------------------------------------------------
                                                    Value
                                                  Per Unit
                                                  --------
                                           Beginning       End of
                                            of Year         Year
--------------------------------------------------------------------
Aetna Growth and Income VP (continued):
Qualified XIX                               $285.918      $324.288
Qualified XX                                 217.668       246.731
Annuity contracts in payment period
--------------------------------------------------------------------
Aetna Growth VP:
Qualified III                                 11.392        13.597
Qualified V                                   15.281        17.862
Qualified VI                                  13.173        17.912
Qualified VIII                                14.183        17.909
Qualified X (1.15)                            13.183        17.943
Qualified X (1.25)                            13.173        17.912
Qualified XI                                  13.202        18.005
Qualified XII (0.40)                          15.200        18.018
Qualified XII (0.45)                          10.444        11.470
Qualified XII (0.50)                          10.479        12.397
Qualified XII (0.75)                           9.925        11.449
Qualified XII (0.80)                          11.326        13.030
Qualified XII (0.85)                          13.357        18.036
Qualified XII (0.90)                          10.958        12.681
Qualified XII (0.95)                          13.202        18.005
Qualified XII (1.00)                          12.674        17.989
Qualified XII (1.05)                          13.192        17.974
Qualified XII (1.10)                          13.188        17.958
Qualified XII (1.15)                          13.183        17.943
Qualified XII (1.20)                          14.173        17.927
Qualified XII (1.25)                          12.876        17.912
Qualified XII (1.40)                          15.724        17.865
Qualified XII (1.50)                          13.027        17.834
Qualified XIII                                13.202        18.005
Qualified XV                                  13.202        18.005
Qualified XVI                                 13.149        17.834
Qualified XVII                                13.173        17.912
Qualified XVIII                               15.603        18.010
Annuity contracts in payment period
--------------------------------------------------------------------
Aetna High Yield VP:
Qualified VI                                   9.969         9.212
Qualified X (1.25)                             9.968         9.212
Qualified XI                                   9.216         9.231
Qualified XII (0.40)                           9.125         9.238
Qualified XII (0.50)                           9.961         9.260
Qualified XII (0.75)                          10.145         9.284
Qualified XII (0.80)                           9.939         9.241
Qualified XII (0.85)                           9.899         9.238
Qualified XII (0.95)                          10.078         9.231
Qualified XII (1.00)                           9.149         9.228
Qualified XII (1.05)                           9.995         9.225
Qualified XII (1.10)                           9.096         9.222
Qualified XII (1.15)                           9.959         9.218
Qualified XII (1.20)                           9.935         9.215
Qualified XIII                                 8.889         9.231
Qualified XV                                  10.044         9.231
Qualified XVI                                  9.616         9.196
Qualified XVII                                 9.135         9.212
Qualified XVIII                               10.003         9.212
--------------------------------------------------------------------
Aetna Index Plus Bond VP:
Qualified III                                 10.128        10.578
--------------------------------------------------------------------



---------------------------------------------------------------------------------------------
                                          Increase (Decrease)        Units
                                              in Value of         Outstanding    Reserves
                                              Accumulation          at End        at End
                                                  Unit              of Year      of Year
                                                  ----              -------      -------
Aetna Growth and Income VP (continued):
Qualified XIX                                    13.42%              98,421.8   $ 31,917,036
Qualified XX                                     13.35%             195,339.4     48,196,262
Annuity contracts in payment period                                              328,867,005
--------------------------------------------------------------------------------------------
Aetna Growth VP:
Qualified III                                    19.36%  (9)             17.1            232
Qualified V                                      16.89%  (4)            196.7          3,513
Qualified VI                                     35.98%           2,395,679.9     42,910,679
Qualified VIII                                   26.27%  (2)            933.5         16,717
Qualified X (1.15)                               36.11%              26,152.5        469,247
Qualified X (1.25)                               35.98%             289,055.2      5,177,468
Qualified XI                                     36.38%             115,676.6      2,082,742
Qualified XII (0.40)                             18.54% (11)         21,805.3        392,890
Qualified XII (0.45)                              9.82% (12)            291.1          3,339
Qualified XII (0.50)                             18.30%  (4)         19,997.4        247,910
Qualified XII (0.75)                             15.36%  (6)         18,200.0        208,378
Qualified XII (0.80)                             15.05%  (5)        303,987.0      3,961,021
Qualified XII (0.85)                             35.03%  (1)         24,239.7        437,189
Qualified XII (0.90)                             15.72%  (4)            628.2          7,966
Qualified XII (0.95)                             36.38%              25,777.5        464,120
Qualified XII (1.00)                             41.94%  (1)        194,080.7      3,491,376
Qualified XII (1.05)                             36.25%              23,218.5        417,323
Qualified XII (1.10)                             36.17%               1,760.5         31,615
Qualified XII (1.15)                             36.11%              14,989.3        268,948
Qualified XII (1.20)                             26.49%  (2)          7,333.1        131,461
Qualified XII (1.25)                             39.11%  (1)          5,418.5         97,054
Qualified XII (1.40)                             13.62%  (5)            210.5          3,760
Qualified XII (1.50)                             36.90%  (1)          3,470.4         61,893
Qualified XIII                                   36.38%              81,692.7      1,470,865
Qualified XV                                     36.38%              59,373.8      1,069,017
Qualified XVI                                    35.63%              36,839.4        657,009
Qualified XVII                                   35.98%              25,257.0        452,395
Qualified XVIII                                  15.43%  (5)         11,000.2        198,112
Annuity contracts in payment period                                                  116,487
--------------------------------------------------------------------------------------------
Aetna High Yield VP:
Qualified VI                                     (7.59%) (5)         91,056.3        838,818
Qualified X (1.25)                               (7.58%) (6)          7,393.7         68,111
Qualified XI                                      0.16% (11)          1,841.9         17,003
Qualified XII (0.40)                              1.24% (11)          1,146.3         10,589
Qualified XII (0.50)                             (7.04%) (5)            834.1          7,723
Qualified XII (0.75)                             (8.49%) (7)              0.3              3
Qualified XII (0.80)                             (7.02%) (6)         15,410.5        142,405
Qualified XII (0.85)                             (6.68%) (8)            643.7          5,946
Qualified XII (0.95)                             (8.40%) (7)            798.8          7,374
Qualified XII (1.00)                              0.86%  (9)          9,210.9         84,998
Qualified XII (1.05)                             (7.70%) (6)            110.4          1,019
Qualified XII (1.10)                              1.39%  (9)             10.2             94
Qualified XII (1.15)                             (7.44%) (6)          1,725.0         15,902
Qualified XII (1.20)                             (7.25%) (6)            131.8          1,215
Qualified XIII                                    3.85% (10)             16.5            153
Qualified XV                                     (8.09%) (7)          1,308.2         12,076
Qualified XVI                                    (4.37%) (8)             64.5            593
Qualified XVII                                    0.84% (12)          2,225.0         20,497
Qualified XVIII                                  (7.91%) (6)          1,070.3          9,859
--------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:
Qualified III                                     4.44%  (5)        134,777.2      1,425,611
--------------------------------------------------------------------------------------------

Variable Annuity Account C

----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)           Units
                                              --------              in Value of             Outstanding      Reserves
                                       Beginning    End of          Accumulation              at End         at End
                                        of Year      Year               Unit                 of Year         of Year
----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Qualified V                            $14.414     $18.704            29.76%                    3,164.5   $     59,187
Qualified VI                            14.444      18.772            29.96%                7,100,482.5    133,292,287
Qualified VIII                          14.443      18.769            29.95%                      843.6         15,833
Qualified X (1.15)                      14.463      18.815            30.09%                   45,787.2        861,504
Qualified X (1.25)                      14.444      18.772            29.96%                  616,723.6     11,577,311
Qualified XI                            14.500      18.902            30.36%                  386,035.6      7,296,824
Qualified XII (0.40)                    16.874      18.916            12.10% (11)              87,237.6      1,650,175
Qualified XII (0.45)                    10.639      11.307             6.28% (12)                 859.2          9,715
Qualified XII (0.50)                    10.708      12.019            12.24%  (4)              13,477.2        161,986
Qualified XII (0.75)                    10.015      11.286            12.69%  (6)              48,831.3        551,106
Qualified XII (0.80)                    11.117      12.587            13.22%  (5)           1,974,900.4     24,858,384
Qualified XII (0.85)                    14.692      18.945            28.95%  (1)             459,427.5      8,704,042
Qualified XII (0.90)                    10.648      12.206            14.63%  (3)               2,383.9         29,098
Qualified XII (0.95)                    14.500      18.902            30.36%                  108,387.2      2,048,730
Qualified XII (1.00)                    14.491      18.880            30.29%                  648,540.4     12,244,624
Qualified XII (1.05)                    14.481      18.859            30.23%                   51,170.0        964,995
Qualified XII (1.10)                    14.472      18.837            30.16%                   10,487.9        197,560
Qualified XII (1.15)                    14.463      18.815            30.09%                   26,209.5        493,143
Qualified XII (1.20)                    14.453      18.794            30.04%                   28,911.2        543,351
Qualified XII (1.25)                    14.444      18.772            29.96%                      593.5         11,141
Qualified XII (1.30)                    14.435      18.751            29.90%                   12,423.1        232,941
Qualified XII (1.40)                    16.556      18.708            13.00%  (5)                 172.5          3,228
Qualified XII (1.50)                    14.397      18.665            29.65%                   16,814.2        313,835
Qualified XIII                          14.500      18.902            30.36%                  145,736.2      2,754,698
Qualified XIV                           14.444      18.772            29.96%                1,302,824.7     24,456,998
Qualified XV                            14.489      18.888            30.36%                  136,251.8      2,573,507
Qualified XVI                           14.418      18.691            29.64%                   68,840.7      1,286,721
Qualified XVII                          14.452      18.802            30.10%                   48,458.7        911,108
Qualified XVIII                         16.559      18.876            13.99%  (5)              25,149.7        474,717
Annuity contracts in payment period                                                                            437,343
----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Qualified III                            9.928      11.338            14.20%  (5)              35,201.0        399,109
Qualified VI                            10.107      10.891             7.76%  (5)             146,921.2      1,600,074
Qualified X (1.25)                       9.925      10.891             9.73%  (5)              35,030.5        381,506
Qualified XI                             7.633      10.913            42.97% (10)               5,165.7         56,375
Qualified XII (0.40)                     9.480      10.921            15.20% (11)               1,186.8         12,961
Qualified XII (0.50)                    10.050      10.947             8.93%  (5)               2,661.9         29,140
Qualified XII (0.75)                     9.822      11.183            13.86%  (6)               1,622.7         18,147
Qualified XII (0.80)                     9.576      10.925            14.09%  (6)              80,312.2        877,375
Qualified XII (0.85)                     9.028      10.921            20.97%  (8)               5,681.1         62,042
Qualified XII (0.95)                    10.108      10.913             7.96%  (5)                 564.1          6,156
Qualified XII (1.00)                     7.996      10.909            36.43%  (9)              24,015.5        261,997
Qualified XII (1.05)                     9.624      10.906            13.32%  (7)                 167.7          1,829
Qualified XII (1.10)                     9.772      10.902            11.56% (12)                   2.6             28
Qualified XII (1.15)                     9.105      10.898            19.69%  (8)                  95.5          1,040
Qualified XII (1.20)                     9.662      10.894            12.75%  (6)                 451.6          4,920
Qualified XII (1.30)                     9.805      10.887            11.04% (11)                  40.6            442
Qualified XII (1.50)                     9.216      10.872            17.97%  (8)                  44.9            488
Qualified XIII                           9.927      10.913             9.93%  (5)               9,117.4         99,501
Qualified XV                             9.962      10.913             9.55%  (5)              26,111.0        284,957
Qualified XVI                            9.946      10.872             9.31%  (7)                 202.8          2,204
Qualified XVIII                          9.017      10.891            20.78%  (8)               1,486.1         16,186
----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Qualified III                           10.193       9.157           (10.16%) (5)              81,388.0        745,282
Qualified V                              6.661       8.806            32.20% (10)                   7.3             64
Qualified VI                             9.996       8.815           (11.81%) (5)             253,183.9      2,231,889

Variable Annuity Account C

-------------------------------------------------------------------
                                                     Value
                                                   Per Unit
                                                   --------
                                             Beginning     End of
                                              of Year       Year
-------------------------------------------------------------------
Aetna Index Plus Small Cap VP (continued):
Qualified X (1.25)                            $ 9.918    $  8.815
Qualified XI                                    6.425       8.834
Qualified XII (0.40)                            8.071       8.840
Qualified XII (0.50)                            9.328       8.861
Qualified XII (0.75)                            9.642       9.201
Qualified XII (0.80)                            9.269       8.843
Qualified XII (0.85)                            8.464       8.840
Qualified XII (0.90)                            9.582       8.837
Qualified XII (0.95)                            9.366       8.834
Qualified XII (1.00)                            9.580       8.831
Qualified XII (1.05)                            9.530       8.827
Qualified XII (1.15)                            9.569       8.821
Qualified XII (1.20)                            9.244       8.818
Qualified XII (1.30)                            8.198       8.812
Qualified XII (1.50)                            7.150       8.800
Qualified XIII                                  9.997       8.834
Qualified XV                                    9.876       8.834
Qualified XVI                                   9.775       8.800
Qualified XVII                                  6.682       8.815
Qualified XVIII                                 8.454       8.815
-------------------------------------------------------------------
Aetna International VP:
Qualified VI                                   10.182       9.765
Qualified X (1.25)                             10.182       9.765
Qualified XI                                    8.779       9.785
Qualified XII (0.45)                            9.231       9.567
Qualified XII (0.50)                            8.967       9.815
Qualified XII (0.75)                            9.600       9.550
Qualified XII (0.80)                           10.043       9.795
Qualified XII (0.85)                            9.580       9.792
Qualified XII (0.95)                           10.103       9.785
Qualified XII (1.00)                           10.061       9.781
Qualified XII (1.05)                            8.935       9.778
Qualified XII (1.15)                            9.763       9.771
Qualified XII (1.20)                            9.973       9.768
Qualified XIII                                 10.183       9.785
Qualified XV                                    9.974       9.785
Qualified XVI                                   9.737       9.748
Qualified XVIII                                10.021       9.765
-------------------------------------------------------------------
Aetna Legacy VP:
Qualified III                                  13.491      14.248
Qualified V                                    13.439      14.171
Qualified VI                                   13.491      14.248
Qualified X (1.15)                             13.583      14.360
Qualified X (1.25)                             13.550      14.310
Qualified XI                                   13.571      14.375
Qualified XII (0.40)                           12.598      13.111
Qualified XII (0.50)                           10.115      10.293
Qualified XII (0.75)                            9.977      10.054
Qualified XII (0.80)                           10.359      10.423
Qualified XII (0.85)                           12.497      13.136
Qualified XII (0.90)                           10.390      10.351
Qualified XII (0.95)                           12.369      13.102
Qualified XII (1.00)                           12.358      13.084
Qualified XII (1.05)                           12.348      13.067
Qualified XII (1.10)                           12.338      13.050
Qualified XII (1.15)                           12.328      13.033



------------------------------------------------------------------------------------------------------------
                                             Increase (Decrease)                   Units
                                                 in Value of                    Outstanding      Reserves
                                                 Accumulation                      at End         at End
                                                     Unit                         of Year         of Year
------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP (continued):
Qualified X (1.25)                                  (11.12%)  (5)                40,793.4      $   359,606
Qualified XI                                         37.49%  (10)                 6,054.3           53,481
Qualified XII (0.40)                                  9.53%  (11)                 3,928.4           34,727
Qualified XII (0.50)                                 (5.01%)  (6)                    17.2              153
Qualified XII (0.75)                                 (4.57%)  (6)                 1,480.7           13,624
Qualified XII (0.80)                                 (4.60%)  (6)                90,819.3           803,093
Qualified XII (0.85)                                  4.44%   (8)                 6,564.0           58,024
Qualified XII (0.90)                                 (7.77%)  (7)                    62.0              548
Qualified XII (0.95)                                 (5.68%)  (6)                 2,625.2           23,190
Qualified XII (1.00)                                 (7.82%)  (7)                27,046.5          238,835
Qualified XII (1.05)                                 (7.38%)  (7)                   329.5            2,909
Qualified XII (1.15)                                 (7.82%)  (7)                 1,234.1           10,887
Qualified XII (1.20)                                 (4.61%)  (6)                   989.0            8,721
Qualified XII (1.30)                                  7.49%  (11)                    48.7              429
Qualified XII (1.50)                                 23.08%   (8)                    77.6              683
Qualified XIII                                      (11.63%)  (5)                12,799.8          113,068
Qualified XV                                        (10.55%)  (5)                26,256.7          231,941
Qualified XVI                                        (9.97%)  (5)                   597.9            5,261
Qualified XVII                                       31.92%  (10)                   748.3            6,597
Qualified XVIII                                       4.27%   (8)                 1,150.8           10,143
------------------------------------------------------------------------------------------------------------
Aetna International VP:
Qualified VI                                         (4.10%)  (5)                97,659.7          953,611
Qualified X (1.25)                                   (4.10%)  (5)                25,090.2          244,996
Qualified XI                                         11.46%  (10)                   583.1            5,705
Qualified XII (0.45)                                  3.64%  (12)                    61.4              587
Qualified XII (0.50)                                  9.46%  (11)                   561.5            5,512
Qualified XII (0.75)                                 (0.52%)  (8)                     7.1               68
Qualified XII (0.80)                                 (2.47%)  (6)                45,800.6          448,617
Qualified XII (0.85)                                  2.21%   (8)                 8,719.1           85,374
Qualified XII (0.95)                                 (3.15%)  (5)                 1,246.5           12,197
Qualified XII (1.00)                                 (2.78%)  (5)                14,897.8          145,723
Qualified XII (1.05)                                  9.43%   (8)                   182.1            1,781
Qualified XII (1.15)                                  0.08%   (8)                   166.5            1,627
Qualified XII (1.20)                                 (2.06%)  (6)                   122.9            1,201
Qualified XIII                                       (3.91%)  (5)                 7,766.6           75,995
Qualified XV                                         (1.89%)  (8)                   168.2            1,646
Qualified XVI                                         0.11%   (6)                 1,095.3           10,677
Qualified XVIII                                      (2.55%)  (6)                 2,121.1           20,710
------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Qualified III                                         5.61%                      95,526.3        1,361,074
Qualified V                                           5.45%                         536.8            7,607
Qualified VI                                          5.61%                   1,971,280.9       28,087,126
Qualified X (1.15)                                    5.72%                      76,396.2        1,097,045
Qualified X (1.25)                                    5.61%                     507,368.3        7,260,552
Qualified XI                                          5.92%                      63,385.3          911,193
Qualified XII (0.40)                                  4.07%  (11)                19,291.3          252,937
Qualified XII (0.50)                                  1.76%   (6)                   165.1            1,699
Qualified XII (0.75)                                  0.77%   (6)                21,150.2          212,634
Qualified XII (0.80)                                  0.62%   (5)               418,989.2        4,367,015
Qualified XII (0.85)                                  5.11%   (1)                61,042.9          801,884
Qualified XII (0.90)                                 (0.38%)  (5)                    37.0              383
Qualified XII (0.95)                                  5.93%                      55,493.5          727,061
Qualified XII (1.00)                                  5.87%                     190,406.2        2,491,362
Qualified XII (1.05)                                  5.82%                      62,452.8          816,080
Qualified XII (1.10)                                  5.77%                       3,369.4           43,971
Qualified XII (1.15)                                  5.72%                      23,052.4          300,435

Variable Annuity Account C

-----------------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                  Per Unit          Increase (Decrease)          Units
                                                  --------              in Value of           Outstanding      Reserves
                                           Beginning     End of         Accumulation            at End          at End
                                            of Year       Year              Unit                of Year         of Year
-----------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP (continued):
Qualified XII (1.20)                       $12.606     $13.015             3.24%    (2)        61,972.6     $    806,604
Qualified XII (1.25)                        12.308      12.998             5.61%                5,866.3           76,253
Qualified XII (1.30)                        12.298      12.981             5.55%               30,754.8          399,233
Qualified XII (1.50)                        12.257      12.913             5.35%               14,096.9          182,030
Qualified XIII                              13.557      14.361             5.93%               17,755.5          254,980
Qualified XV                                13.534      14.336             5.93%               80,906.6        1,159,876
Qualified XVI                               13.467      14.187             5.35%               32,088.1          455,223
Qualified XVII                              13.518      14.327             5.98%               10,683.7          153,062
Qualified XVIII                             13.577      14.389             5.98%               58,579.8          842,907
Annuity contracts in payment period                                                                              261,063
-----------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Qualified I                                 41.763      43.523             4.21%               31,408.3        1,366,973
Qualified III                               41.174      42.883             4.15%              564,537.2       24,209,040
Qualified V                                 11.888      12.362             3.99%               16,631.9          205,599
Qualified VI                                11.951      12.447             4.15%           10,102,496.1      125,745,345
Qualified VII                               11.867      12.367             4.21%              349,707.5        4,324,917
Qualified VIII                              11.509      11.986             4.14%                3,278.4           39,294
Qualified IX                                11.827      12.349             4.41%                1,816.8           22,435
Qualified X (1.15)                          12.002      12.512             4.25%              190,680.2        2,385,820
Qualified X (1.25)                          11.951      12.447             4.15%            2,329,194.7       28,991,388
Qualified XI                                12.022      12.558             4.46%              230,562.1        2,895,449
Qualified XII (0.40)                        11.148      11.225             0.69%   (11)       107,235.3        1,203,719
Qualified XII (0.50)                        10.050      10.399             3.47%    (4)        34,355.4          357,246
Qualified XII (0.75)                        10.022      10.283             2.60%    (6)        26,809.9          275,699
Qualified XII (0.80)                        10.136      10.414             2.74%    (5)     1,574,453.7       16,396,164
Qualified XII (0.85)                        10.799      11.246             4.14%    (1)       396,668.8        4,461,110
Qualified XII (0.90)                        10.297      10.381             0.82%   (10)         1,235.3           12,824
Qualified XII (0.95)                        10.738      11.217             4.46%              127,185.5        1,426,606
Qualified XII (1.00)                        10.729      11.202             4.41%            1,039,908.8       11,649,013
Qualified XII (1.05)                        10.720      11.187             4.36%               43,460.6          486,200
Qualified XII (1.10)                        10.711      11.172             4.30%                6,783.6           75,790
Qualified XII (1.15)                        10.702      11.158             4.26%               76,593.5          854,604
Qualified XII (1.20)                        10.761      11.143             3.55%    (2)        15,146.8          168,779
Qualified XII (1.25)                        10.746      11.128             3.55%    (2)         6,648.9           73,991
Qualified XII (1.30)                        10.676      11.114             4.10%               13,000.2          144,478
Qualified XII (1.40)                        10.821      11.084             2.43%    (5)           160.5            1,779
Qualified XII (1.50)                        10.641      11.055             3.89%               13,218.2          146,126
Qualified XIII                              12.009      12.545             4.46%              132,737.2        1,665,127
Qualified XV                                11.989      12.524             4.46%              300,194.8        3,759,548
Qualified XVI                               11.929      12.393             3.89%              123,429.0        1,529,681
Qualified XVII                              11.951      12.447             4.15%              553,914.9        6,894,555
Qualified XVIII                             11.951      12.447             4.15%              853,247.4       10,620,334
Qualified XIX                               41.763      43.523             4.21%               29,827.3        1,298,164
Qualified XX                                41.174      42.883             4.15%              120,538.6        5,169,057
Annuity contracts in payment period                                                                               83,117
-----------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Qualified VI                                10.126       8.873           (12.37%)   (5)        90,949.1           806,970
Qualified VIII                              10.031       8.872           (11.55%)   (7)           182.8            1,622
Qualified X (1.25)                           9.904       8.873           (10.41%)   (6)        12,789.0          113,474
Qualified XI                                 8.634       8.891             2.98%   (10)           672.8            5,982
Qualified XII (0.40)                         8.679       8.898             2.52%   (11)         1,098.6            9,775
Qualified XII (0.50)                         9.655       8.919            (7.62%)   (6)           649.4            5,792
Qualified XII (0.75)                         9.792       8.944            (8.66%)   (6)             8.6               77
Qualified XII (0.80)                        10.041       8.900           (11.36%)   (7)        27,224.5          242,309
Qualified XII (0.85)                        10.041       8.897           (11.39%)   (7)           397.9            3,540
Qualified XII (0.95)                        10.053       8.891           (11.56%)   (5)        15,245.1          135,547

Variable Annuity Account C

--------------------------------------------------------------------
                                                       Value
                                                     Per Unit
                                                     --------
                                               Beginning     End of
                                                of Year       Year
--------------------------------------------------------------------
Aetna Real Estate Securities VP (continued):
Qualified XII (1.00)                            $ 9.214     $ 8.888
Qualified XII (1.05)                              9.899       8.885
Qualified XII (1.10)                              9.159       8.882
Qualified XII (1.15)                             10.034       8.879
Qualified XII (1.20)                              9.633       8.876
Qualified XIII                                   10.127       8.891
Qualified XV                                     10.024       8.891
Qualified XVI                                     8.524       8.857
Qualified XVIII                                   9.907       8.873
--------------------------------------------------------------------
Aetna Small Company VP:
Qualified V                                      13.186      13.595
Qualified VI                                     13.654      13.633
Qualified VIII                                   13.346      13.631
Qualified X (1.15)                               13.664      13.657
Qualified X (1.25)                               13.654      13.633
Qualified XI                                     13.684      13.704
Qualified XII (0.40)                             12.820      13.714
Qualified XII (0.45)                              8.583       9.176
Qualified XII (0.50)                             10.719       9.312
Qualified XII (0.75)                              9.812       9.159
Qualified XII (0.80)                             10.578       9.764
Qualified XII (0.85)                             13.558      13.728
Qualified XII (0.90)                             10.939       9.513
Qualified XII (0.95)                             13.684      13.704
Qualified XII (1.00)                             14.234      13.692
Qualified XII (1.05)                             13.674      13.680
Qualified XII (1.10)                             13.669      13.668
Qualified XII (1.15)                             13.664      13.657
Qualified XII (1.20)                             14.380      13.645
Qualified XII (1.25)                             13.203      13.633
Qualified XII (1.40)                             11.872      13.598
Qualified XII (1.50)                             13.629      13.574
Qualified XIII                                   13.684      13.704
Qualified XV                                     13.684      13.704
Qualified XVI                                    13.629      13.574
Qualified XVII                                   13.654      13.633
Qualified XVIII                                  15.646      13.708
Annuity contracts in payment period
--------------------------------------------------------------------
Aetna Value Opportunity VP:
Qualified III                                    11.472      12.088
Qualified V                                      14.922      15.985
Qualified VI                                     13.261      16.030
Qualified VIII                                   14.070      16.028
Qualified X (1.25)                               13.261      16.030
Qualified XI                                     13.290      16.113
Qualified XII (0.40)                             13.986      16.125
Qualified XII (0.50)                             10.508      11.369
Qualified XII (0.75)                              9.921      10.620
Qualified XII (0.80)                             10.972      11.692
Qualified XII (0.85)                             13.404      16.141
Qualified XII (0.90)                             10.515      11.462
Qualified XII (0.95)                             13.290      16.113
Qualified XII (1.00)                             12.765      16.099
Qualified XII (1.05)                             13.281      16.085
Qualified XII (1.10)                             13.276      16.071



---------------------------------------------------------------------------------------------------------
                                                 Increase (Decrease)            Units
                                                     in Value of             Outstanding      Reserves
                                                     Accumulation               at End         at End
                                                         Unit                  of Year         of Year
---------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP (continued):
Qualified XII (1.00)                                   (3.54%)  (9)            6,500.0    $    57,773
Qualified XII (1.05)                                  (10.24%)  (6)              131.2          1,166
Qualified XII (1.10)                                   (3.02%)  (9)               15.5            138
Qualified XII (1.15)                                  (11.51%)  (7)            2,845.4         25,264
Qualified XII (1.20)                                   (7.86%)  (6)              371.7          3,299
Qualified XIII                                        (12.20%)  (5)           11,639.0        103,484
Qualified XV                                          (11.30%)  (5)            1,414.9         12,580
Qualified XVI                                           3.91%   (9)            1,342.4         11,890
Qualified XVIII                                       (10.44%)  (6)            2,297.4         20,384
---------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Qualified V                                             3.10%   (1)               11.6            158
Qualified VI                                           (0.15%)             1,696,713.8     23,131,181
Qualified VIII                                          2.14%   (1)              105.6          1,440
Qualified X (1.15)                                     (0.05%)                20,254.4        276,606
Qualified X (1.25)                                     (0.15%)               208,453.6      2,841,833
Qualified XI                                            0.15%                 61,244.3        839,286
Qualified XII (0.40)                                    6.97%  (11)           15,613.9        214,129
Qualified XII (0.45)                                    6.91%  (12)              317.8          2,916
Qualified XII (0.50)                                  (13.13%)  (4)            7,540.9         70,221
Qualified XII (0.75)                                   (6.66%)  (6)           13,042.9        119,462
Qualified XII (0.80)                                   (7.70%)  (5)        1,165,744.5     11,382,850
Qualified XII (0.85)                                    1.25%   (1)           25,298.1        347,283
Qualified XII (0.90)                                  (13.04%)  (4)            2,603.8         24,770
Qualified XII (0.95)                                    0.15%                 44,944.2        615,911
Qualified XII (1.00)                                   (3.81%)  (2)          404,068.0      5,532,521
Qualified XII (1.05)                                    0.04%                  5,235.3         71,620
Qualified XII (1.10)                                   (0.01%)                 6,323.0         86,425
Qualified XII (1.15)                                   (0.05%)                 9,141.2        124,838
Qualified XII (1.20)                                   (5.11%)  (2)           24,930.3        340,167
Qualified XII (1.25)                                    3.26%   (1)            7,547.6        102,896
Qualified XII (1.40)                                   14.54%   (9)               71.7            975
Qualified XII (1.50)                                   (0.40%)                 3,580.5         48,602
Qualified XIII                                          0.15%                 52,935.6        725,425
Qualified XV                                            0.15%                 49,514.4        678,541
Qualified XVI                                          (0.40%)                21,070.1        286,008
Qualified XVII                                         (0.15%)                 4,296.5         58,574
Qualified XVIII                                       (12.39%)  (5)            3,089.3         42,347
Annuity contracts in payment period                                                             9,901
---------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Qualified III                                           5.37%   (5)           33,957.0        410,457
Qualified V                                             7.12%   (4)              116.2          1,857
Qualified VI                                           20.88%              1,079,290.5     17,300,643
Qualified VIII                                         13.92%   (2)              170.3          2,730
Qualified X (1.25)                                     20.88%                112,738.5      1,807,157
Qualified XI                                           21.24%                 54,627.0        880,205
Qualified XII (0.40)                                   15.29%  (11)           11,799.4        190,264
Qualified XII (0.50)                                    8.19%   (4)              992.7         11,286
Qualified XII (0.75)                                    7.05%   (6)           14,488.0        153,864
Qualified XII (0.80)                                    6.56%   (5)          350,825.7      4,101,946
Qualified XII (0.85)                                   20.42%   (1)           15,014.4        242,346
Qualified XII (0.90)                                    9.01%   (3)            3,526.4         40,419
Qualified XII (0.95)                                   21.24%                 29,112.3        469,087
Qualified XII (1.00)                                   26.12%   (1)           98,683.4      1,588,714
Qualified XII (1.05)                                   21.11%                  3,647.9         58,677
Qualified XII (1.10)                                   21.05%                  1,219.4         19,598

Variable Annuity Account C

------------------------------------------------------------------
                                                    Value
                                                   Per Unit
                                                   --------
                                            Beginning     End of
                                             of Year       Year
------------------------------------------------------------------
Aetna Value Opportunity VP (continued):
Qualified XII (1.15)                        $13.271     $16.057
Qualified XII (1.20)                         14.033      16.044
Qualified XII (1.25)                         12.844      16.030
Qualified XII (1.30)                         15.827      16.016
Qualified XII (1.40)                         15.181      15.988
Qualified XII (1.50)                         13.237      15.960
Qualified XIII                               13.290      16.113
Qualified XV                                 13.290      16.113
Qualified XVI                                13.237      15.960
Qualified XVII                               12.899      16.030
Qualified XVIII                              16.118      16.118
------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Qualified III                                23.675      27.186
Qualified V                                  18.234      20.904
Qualified VI                                 17.840      20.485
Qualified VIII                               16.207      18.609
Qualified X (1.25)                            9.839      10.500
Qualified XI                                 17.946      20.668
Qualified XII (0.40)                         13.635      14.976
Qualified XII (0.45)                         10.217      10.714
Qualified XII (0.50)                         10.377      10.966
Qualified XII (0.75)                         10.081      10.694
Qualified XII (0.80)                         10.492      11.254
Qualified XII (0.85)                         13.124      15.005
Qualified XII (0.95)                         12.994      14.965
Qualified XII (1.00)                         12.983      14.945
Qualified XII (1.05)                         12.972      14.926
Qualified XII (1.10)                         13.068      14.906
Qualified XII (1.15)                         12.951      14.886
Qualified XII (1.20)                         13.354      14.867
Qualified XII (1.25)                         12.930      14.847
Qualified XII (1.30)                         12.919      14.827
Qualified XII (1.50)                         12.877      14.749
Qualified XIII                               17.926      20.646
Qualified XV                                 17.896      20.612
Qualified XVI                                17.808      20.397
Qualified XVII                               17.840      20.485
Qualified XVIII                              10.094      10.500
------------------------------------------------------------------
Fidelity Investments Variable Insurance Products
Fund:
Equity-Income Portfolio:
Qualified III                                16.587      18.285
Qualified V                                  15.723      17.305
Qualified VI                                 15.837      17.459
Qualified VIII                               15.781      17.395
Qualified X (1.15)                           19.890      21.948
Qualified X (1.25)                           19.818      21.848
Qualified XI                                 15.931      17.615
Qualified XII (0.40)                         14.267      15.192
Qualified XII (0.45)                          9.516       9.968
Qualified XII (0.50)                         10.522      10.363
Qualified XII (0.75)                          9.914       9.950
Qualified XII (0.80)                         10.873      10.850
Qualified XII (0.85)                         13.708      15.220
Qualified XII (0.90)                          9.265      10.671
Qualified XII (0.95)                         13.729      15.180
Qualified XII (1.00)                         13.718      15.160



--------------------------------------------------------------------------------------------------
                                          Increase (Decrease)           Units
                                              in Value of            Outstanding       Reserves
                                              Accumulation              at End          at End
                                                  Unit                 of Year         of Year
--------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP (continued):
Qualified XII (1.15)                             20.99%                 4,025.1     $    64,633
Qualified XII (1.20)                             14.33%  (2)           12,115.1         194,368
Qualified XII (1.25)                             24.81%  (1)            1,234.3          19,786
Qualified XII (1.30)                              1.19% (12)               87.7           1,405
Qualified XII (1.40)                              5.32%  (5)               39.1             625
Qualified XII (1.50)                             20.57%                 2,432.4          38,822
Qualified XIII                                   21.24%                19,971.3         321,798
Qualified XV                                     21.24%                32,611.7         525,472
Qualified XVI                                    20.57%                15,870.2         253,296
Qualified XVII                                   24.27%  (1)            5,260.5          84,325
Qualified XVIII                                   0.00% (12)               84.5           1,359
--------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Qualified III                                    14.83%               917,567.2      24,944,800
Qualified V                                      14.64%                 1,516.9          31,708
Qualified VI                                     14.83%             1,306,652.4      26,767,345
Qualified VIII                                   14.82%                 6,057.5         112,723
Qualified X (1.25)                                6.72%  (6)           17,067.7         179,203
Qualified XI                                     15.17%                71,154.2       1,470,649
Qualified XII (0.40)                              9.83% (11)           38,218.1         572,357
Qualified XII (0.45)                              4.86% (12)              552.8           5,922
Qualified XII (0.50)                              5.68%  (4)           50,868.4         557,814
Qualified XII (0.75)                              6.08%  (6)            9,542.9         102,055
Qualified XII (0.80)                              7.26%  (5)           91,332.8       1,027,864
Qualified XII (0.85)                             14.33%  (1)          132,604.9       1,989,689
Qualified XII (0.95)                             15.17%                95,020.1       1,421,979
Qualified XII (1.00)                             15.11%               108,344.1       1,619,237
Qualified XII (1.05)                             15.06%                25,821.6         385,403
Qualified XII (1.10)                             14.06%  (1)            1,048.3          15,626
Qualified XII (1.15)                             14.94%                48,552.7         722,766
Qualified XII (1.20)                             11.33%  (2)            2,926.4          43,505
Qualified XII (1.25)                             14.83%                    50.5             750
Qualified XII (1.30)                             14.77%                    13.0             192
Qualified XII (1.50)                             14.54%                 1,708.5          25,199
Qualified XIII                                   15.17%                21,808.2         450,252
Qualified XV                                     15.18%                37,944.0         782,091
Qualified XVI                                    14.54%                24,487.0         499,461
Qualified XVII                                   14.83%                 3,612.3          74,000
Qualified XVIII                                   4.02%  (7)            9,411.8          98,817
--------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Products Fund:
Equity-Income Portfolio:
Qualified III                                    10.24%             2,533,673.2      46,328,715
Qualified V                                      10.06%                   488.1           8,446
Qualified VI                                     10.24%             6,281,076.6     109,662,239
Qualified VIII                                   10.23%                 4,737.8          82,416
Qualified X (1.15)                               10.35%               114,565.1       2,514,522
Qualified X (1.25)                               10.24%             1,332,062.6      29,102,669
Qualified XI                                     10.57%               239,213.5       4,213,775
Qualified XII (0.40)                              6.48% (11)           54,319.8         825,201
Qualified XII (0.45)                              4.75% (12)              519.2           5,176
Qualified XII (0.50)                             (1.51%) (4)            6,791.1          70,376
Qualified XII (0.75)                              0.36%  (6)           67,227.1         668,920
Qualified XII (0.80)                             (0.21%) (5)          846,659.8       9,186,377
Qualified XII (0.85)                             11.03%  (1)          306,098.9       4,658,977
Qualified XII (0.90)                             15.18%  (9)               20.0             213
Qualified XII (0.95)                             10.57%               147,150.0       2,233,784
Qualified XII (1.00)                             10.51%               409,327.3       6,205,534

Variable Annuity Account C

----------------------------------------------------------------------------------------------------------------------
                                                 Value
                                                Per Unit          Increase (Decrease)          Units
                                                --------              in Value of           Outstanding      Reserves
                                         Beginning     End of         Accumulation             at End         at End
                                          of Year       Year              Unit                of Year         of Year
----------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio (continued):
Qualified XII (1.05)                     $13.706     $15.140           10.46%                  81,061.5   $  1,227,296
Qualified XII (1.10)                      13.695      15.120           10.41%                   4,490.0         67,891
Qualified XII (1.15)                      13.684      15.100           10.35%                  62,313.0        940,950
Qualified XII (1.20)                      14.168      15.080            6.44%    (2)           13,583.5        204,846
Qualified XII (1.25)                      13.661      15.061           10.25%                   8,740.6        131,639
Qualified XII (1.30)                      13.650      15.041           10.19%                   3,611.9         54,325
Qualified XII (1.40)                      15.124      15.001           (0.81%)   (5)            2,077.2         31,160
Qualified XII (1.50)                      13.606      14.961            9.96%                   9,413.6        140,841
Qualified XIII                            15.914      17.596           10.57%                  74,067.2      1,303,285
Qualified XV                              15.887      17.567           10.57%                  68,970.1      1,211,581
Qualified XVI                             15.808      17.384            9.97%                 222,658.2      3,870,640
Qualified XVII                            15.837      17.459           10.24%                  44,812.1        782,380
Qualified XVIII                           19.818      21.848           10.24%                  21,380.3        467,113
----------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Qualified I                               13.142      18.115           37.84%                     448.8          8,131
Qualified III                             14.087      19.406           37.76%                      71.9          1,395
Qualified V                               14.021      19.285           37.54%                   1,160.1         22,372
Qualified VI                              13.904      19.155           37.77%               7,144,437.7    136,848,861
Qualified VIII                            14.073      19.385           37.75%                   5,391.9        104,524
Qualified X (1.15)                        19.409      26.764           37.89%                  76,868.5      2,057,310
Qualified X (1.25)                        19.339      26.641           37.76%               1,278,104.0     34,049,762
Qualified XI                              13.987      19.326           38.17%                 292,984.6      5,662,140
Qualified XII (0.40)                      15.510      17.525           12.99%   (11)          128,517.6      2,252,224
Qualified XII (0.50)                      10.651      12.779           19.98%    (4)           18,614.4        237,873
Qualified XII (0.75)                       9.956      12.150           22.04%    (6)           63,727.2        774,299
Qualified XII (0.80)                      10.887      13.307           22.23%    (5)          981,477.1     13,060,689
Qualified XII (0.85)                      12.857      17.558           36.56%    (1)          399,819.9      7,020,059
Qualified XII (0.90)                      10.757      12.978           20.65%    (4)            1,343.2         17,433
Qualified XII (0.95)                      12.674      17.512           38.17%                 165,194.2      2,892,838
Qualified XII (1.00)                      12.663      17.489           38.11%                 581,798.3     10,174,875
Qualified XII (1.05)                      12.653      17.466           38.04%                  65,095.3      1,136,925
Qualified XII (1.10)                      12.643      17.443           37.97%                  13,477.5        235,081
Qualified XII (1.15)                      12.632      17.420           37.90%                  70,232.0      1,223,407
Qualified XII (1.20)                      13.438      17.397           29.46%    (2)           58,305.3      1,014,312
Qualified XII (1.25)                      12.612      17.374           37.76%                   9,906.3        172,109
Qualified XII (1.30)                      12.601      17.351           37.70%                   2,635.9         45,735
Qualified XII (1.40)                      14.386      17.305           20.29%    (5)            4,116.0         71,227
Qualified XII (1.50)                      12.560      17.259           37.41%                  12,955.9        223,609
Qualified XIII                            13.972      19.305           38.17%                 100,561.3      1,941,310
Qualified XV                              13.948      19.273           38.18%                 176,188.4      3,395,613
Qualified XVI                             13.879      19.072           37.42%                 228,968.9      4,366,889
Qualified XVII                            13.904      19.155           37.77%                  41,575.2        796,355
Qualified XVIII                           19.339      26.641           37.76%                  22,564.9        601,146
----------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Qualified III                              9.995       9.023           (9.72%)   (5)          178,600.9      1,611,556
----------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Qualified V                               12.222      13.587           11.17%                      33.6            457
Qualified VI                              12.269      13.662           11.35%                 651,566.3      8,901,467
Qualified VIII                            12.267      13.658           11.34%                     243.9          3,331
Qualified X (1.15)                        12.686      14.140           11.46%                  15,875.5        224,473
Qualified X (1.25)                        12.640      14.074           11.34%                 194,687.2      2,740,125
Qualified XI                              12.342      13.784           11.68%                  26,108.2        359,869
Qualified XII (0.40)                      12.178      13.170            8.15%   (11)           10,817.1        142,461
Qualified XII (0.50)                      10.774      10.183           (5.49%)   (4)              251.0          2,556
Qualified XII (0.75)                       9.912       9.427           (4.89%)   (6)            4,502.1         42,443
Qualified XII (0.80)                      11.184      10.530           (5.85%)   (5)           47,503.2        500,227

Variable Annuity Account C

-----------------------------------------------------------------------------------------------------------------
                                             Value
                                            Per Unit          Increase (Decrease)         Units
                                            --------              in Value of          Outstanding      Reserves
                                     Beginning     End of         Accumulation            at End         at End
                                      of Year       Year              Unit               of Year         of Year
-----------------------------------------------------------------------------------------------------------------
Overseas Portfolio (continued):
Qualified XII (0.85)                  $12.182     $13.195            8.32%    (1)         13,936.7   $    183,897
Qualified XII (0.95)                   11.783      13.160           11.69%                 9,216.6        121,293
Qualified XII (1.00)                   11.774      13.143           11.63%                44,182.9        580,693
Qualified XII (1.05)                   11.764      13.126           11.58%                 9,112.9        119,612
Qualified XII (1.10)                   11.754      13.108           11.52%                 1,859.7         24,378
Qualified XII (1.15)                   11.745      13.091           11.46%                 9,778.0        128,004
Qualified XII (1.20)                   12.430      13.074            5.18%    (2)          5,796.8         75,785
Qualified XII (1.25)                   11.726      13.056           11.34%                   687.9          8,982
Qualified XII (1.30)                   11.716      13.039           11.29%                   408.4          5,325
Qualified XII (1.40)                   13.828      13.005           (5.95%)   (5)            112.7          1,466
Qualified XII (1.50)                   11.678      12.971           11.07%                   467.9          6,069
Qualified XIII                         12.328      13.769           11.69%                14,164.7        195,030
Qualified XV                           12.308      13.746           11.68%                17,178.0        236,126
Qualified XVI                          12.247      13.603           11.07%                11,522.9        156,741
Qualified XVII                         12.269      13.662           11.35%                 1,816.0         24,809
Qualified XVIII                        12.640      14.074           11.34%                 2,059.3         28,983
-----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Products Fund II:
Asset Manager Portfolio:
Qualified III                          14.715      16.719           13.62%             1,596,943.4     26,699,659
-----------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Qualified III                          17.276      22.177           28.37%             3,333,319.6     73,922,966
Qualified V                            15.315      19.627           28.16%                 1,261.0         24,749
Qualified VI                           15.270      19.601           28.36%             9,575,607.6    187,691,926
Qualified VIII                         15.371      19.729           28.35%                 3,321.4         65,530
Qualified X (1.15)                     17.201      22.103           28.50%                19,136.2        422,961
Qualified X (1.25)                     17.156      22.023           28.37%               834,976.3     18,388,472
Qualified XI                           15.360      19.776           28.75%               209,707.3      4,147,194
Qualified XII (0.40)                   15.219      17.813           17.04%   (11)        197,022.1      3,509,529
Qualified XII (0.45)                   10.553      11.475            8.74%   (12)          1,753.8         20,125
Qualified XII (0.50)                   10.673      11.985           12.29%    (4)          8,618.1        103,285
Qualified XII (0.75)                    9.912      11.454           15.56%    (6)         78,074.5        894,250
Qualified XII (0.80)                   10.937      12.589           15.10%    (5)      2,102,804.7     26,471,967
Qualified XII (0.85)                   13.824      17.847           29.10%    (1)        217,720.3      3,885,627
Qualified XII (0.90)                   10.737      12.293           14.49%    (3)          1,037.9         12,758
Qualified XII (0.95)                   13.825      17.800           28.75%               254,733.6      4,534,200
Qualified XII (1.00)                   13.814      17.776           28.68%             1,138,179.9     20,232,652
Qualified XII (1.05)                   13.802      17.753           28.63%                90,949.6      1,614,615
Qualified XII (1.10)                   13.791      17.729           28.55%                 5,767.6        102,257
Qualified XII (1.15)                   13.780      17.706           28.49%                85,590.6      1,515,471
Qualified XII (1.20)                   13.768      17.683           28.44%                29,528.3        522,139
Qualified XII (1.25)                   13.757      17.659           28.36%                11,736.6        207,260
Qualified XII (1.30)                   13.746      17.636           28.30%                10,680.8        188,366
Qualified XII (1.40)                   15.738      17.590           11.77%    (4)          1,990.2         35,007
Qualified XII (1.50)                   13.701      17.543           28.04%                11,751.1        206,153
Qualified XIII                         15.343      19.755           28.76%               176,552.7      3,487,733
Qualified XV                           15.318      19.722           28.75%               187,525.3      3,698,342
Qualified XVI                          15.242      19.516           28.04%               157,444.1      3,072,751
Qualified XVII                         15.270      19.601           28.36%                31,455.3        616,556
Qualified XVIII                        17.156      22.023           28.37%                22,090.1        486,485
-----------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Qualified III                          18.662      23.650           26.73%             3,947,186.8     93,352,318
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Qualified III                          18.174      24.098           32.60%             2,142,129.7     51,620,505
Qualified V                            15.720      20.810           32.38%                 2,389.5         49,726
Qualified VI                           15.801      20.951           32.59%             7,536,062.4    157,891,352

Variable Annuity Account C

------------------------------------------------------------------
                                                   Value
                                                  Per Unit
                                                  --------
                                           Beginning     End of
                                            of Year       Year
------------------------------------------------------------------
Aggressive Growth Portfolio (continued):
Qualified VIII                               $15.798     $20.945
Qualified X (1.15)                            15.295      20.300
Qualified X (1.25)                            15.254      20.226
Qualified XI                                  15.895      21.139
Qualified XII (0.40)                          11.663      14.125
Qualified XII (0.50)                          10.570      12.541
Qualified XII (0.75)                           9.887      12.109
Qualified XII (0.80)                          10.647      13.056
Qualified XII (0.85)                          10.427      14.152
Qualified XII (0.90)                          10.787      12.830
Qualified XII (0.95)                          10.613      14.114
Qualified XII (1.00)                          10.604      14.096
Qualified XII (1.05)                          10.596      14.077
Qualified XII (1.10)                          10.587      14.059
Qualified XII (1.15)                          10.578      14.040
Qualified XII (1.20)                          10.956      14.022
Qualified XII (1.25)                          10.561      14.003
Qualified XII (1.30)                          10.552      13.985
Qualified XII (1.40)                          11.943      13.948
Qualified XII (1.50)                          10.518      13.911
Qualified XIII                                15.878      21.116
Qualified XV                                  15.851      21.081
Qualified XVI                                 15.773      20.861
Qualified XVII                                15.801      20.951
Qualified XVIII                               15.254      20.226
------------------------------------------------------------------
Balanced Portfolio:
Qualified III                                 15.016      19.914
Qualified V                                   14.954      19.800
Qualified VI                                  15.012      19.908
Qualified VIII                                15.009      19.903
Qualified X (1.15)                            15.616      20.731
Qualified X (1.25)                            15.576      20.657
Qualified XI                                  15.100      20.086
Qualified XII (0.40)                          15.614      17.878
Qualified XII (0.45)                          10.945      11.816
Qualified XII (0.50)                          10.615      12.415
Qualified XII (0.75)                           9.856      11.794
Qualified XII (0.80)                          10.741      12.741
Qualified XII (0.85)                          13.744      17.912
Qualified XII (0.90)                          10.570      12.490
Qualified XII (0.95)                          13.431      17.865
Qualified XII (1.00)                          13.420      17.841
Qualified XII (1.05)                          13.409      17.818
Qualified XII (1.10)                          13.398      17.794
Qualified XII (1.15)                          13.387      17.771
Qualified XII (1.20)                          14.246      17.747
Qualified XII (1.25)                          13.370      17.724
Qualified XII (1.30)                          13.354      17.701
Qualified XII (1.40)                          15.102      17.654
Qualified XII (1.50)                          13.310      17.607
Qualified XIII                                15.084      20.064
Qualified XV                                  15.059      20.031
Qualified XVI                                 14.984      19.822
Qualified XVII                                15.012      19.908
Qualified XVIII                               15.576      20.657
------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------
                                           Increase (Decrease)                   Units
                                               in Value of                    Outstanding      Reserves
                                               Accumulation                      at End         at End
                                                   Unit                         of Year         of Year
----------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio (continued):
Qualified VIII                                     32.58%                          5,606.5   $    117,425
Qualified X (1.15)                                 32.72%                         15,875.8        322,277
Qualified X (1.25)                                 32.59%                        565,274.8     11,433,071
Qualified XI                                       32.99%                        283,820.6      5,999,598
Qualified XII (0.40)                               21.11%       (11)             198,263.9      2,800,434
Qualified XII (0.50)                               18.65%        (4)             134,432.0      1,685,956
Qualified XII (0.75)                               22.47%        (6)             117,102.9      1,418,013
Qualified XII (0.80)                               22.63%        (5)           1,605,725.7     20,964,683
Qualified XII (0.85)                               35.72%        (1)             320,159.2      4,530,814
Qualified XII (0.90)                               18.94%        (4)                 353.1          4,531
Qualified XII (0.95)                               32.99%                        375,663.3      5,302,265
Qualified XII (1.00)                               32.93%                        997,760.1     14,064,209
Qualified XII (1.05)                               32.85%                        114,249.2      1,608,306
Qualified XII (1.10)                               32.79%                          3,031.6         42,621
Qualified XII (1.15)                               32.73%                        103,123.2      1,447,854
Qualified XII (1.20)                               27.98%        (2)              43,050.2        603,629
Qualified XII (1.25)                               32.59%                          4,812.4         67,388
Qualified XII (1.30)                               32.53%                          3,585.6         50,142
Qualified XII (1.40)                               16.79%        (4)               1,441.3         20,102
Qualified XII (1.50)                               32.26%                         13,650.3        189,886
Qualified XIII                                     32.99%                        120,002.0      2,533,930
Qualified XV                                       32.99%                        212,741.1      4,484,705
Qualified XVI                                      32.26%                        100,074.7      2,087,661
Qualified XVII                                     32.59%                         32,181.5        674,250
Qualified XVIII                                    32.59%                         10,568.2        213,749
----------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Qualified III                                      32.62%                          3,698.2         73,645
Qualified V                                        32.41%                            426.9          8,452
Qualified VI                                       32.61%                      3,192,160.0     63,550,099
Qualified VIII                                     32.61%                          3,145.3         62,600
Qualified X (1.15)                                 32.75%                         22,910.9        474,964
Qualified X (1.25)                                 32.62%                        447,035.2      9,234,497
Qualified XI                                       33.02%                        105,755.4      2,124,205
Qualified XII (0.40)                               14.50%       (11)              39,424.1        704,830
Qualified XII (0.45)                                7.96%       (12)                 612.1          7,232
Qualified XII (0.50)                               16.96%        (4)              30,062.0        373,209
Qualified XII (0.75)                               19.66%        (6)              26,591.6        313,619
Qualified XII (0.80)                               18.62%        (5)             425,124.8      5,416,639
Qualified XII (0.85)                               30.33%        (1)              47,668.3        853,846
Qualified XII (0.90)                               18.16%        (4)                 478.6          5,977
Qualified XII (0.95)                               33.01%                         81,982.5      1,464,616
Qualified XII (1.00)                               32.94%                        184,550.3      3,292,638
Qualified XII (1.05)                               32.88%                         37,433.9        666,991
Qualified XII (1.10)                               32.81%                          4,709.2         83,797
Qualified XII (1.15)                               32.75%                         36,442.2        647,610
Qualified XII (1.20)                               24.58%        (2)              21,104.5        374,551
Qualified XII (1.25)                               32.57%        (1)                 797.9         14,141
Qualified XII (1.30)                               32.55%                            668.1         11,826
Qualified XII (1.40)                               16.90%        (5)                 564.4          9,964
Qualified XII (1.50)                               32.28%                         20,319.3        357,771
Qualified XIII                                     33.02%                         45,434.7        911,610
Qualified XV                                       33.02%                         89,095.1      1,784,651
Qualified XVI                                      32.29%                         53,979.8      1,070,002
Qualified XVII                                     32.61%                         23,034.8        458,581
Qualified XVIII                                    32.62%                         25,387.3        524,429
----------------------------------------------------------------------------------------------------------

Variable Annuity Account C

---------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)            Units
                                              --------              in Value of             Outstanding      Reserves
                                       Beginning     End of         Accumulation               at End         at End
                                        of Year       Year              Unit                  of Year        of Year
---------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Qualified III                          $  14.430   $  15.548            7.75%                   8,966.5   $   139,412
Qualified V                               14.299      15.383            7.58%                      24.7           380
Qualified VI                              14.373      15.487            7.75%               1,213,451.1    18,792,980
Qualified VIII                            14.370      15.482            7.74%                     283.5         4,389
Qualified X (1.25)                        10.054      10.419            3.63%      (5)         54,517.2       568,008
Qualified XI                              14.458      15.626            8.08%                  57,101.4       892,246
Qualified XII (0.40)                      12.743      13.053            2.43%     (11)         21,373.8       278,992
Qualified XII (0.45)                      10.457      10.446           (0.11%)    (12)             82.2           859
Qualified XII (0.50)                      10.186      10.640            4.46%      (4)         13,363.7       142,197
Qualified XII (0.75)                      10.062      10.427            3.63%      (6)          6,947.4        72,440
Qualified XII (0.80)                      10.210      10.643            4.24%      (5)        367,677.1     3,913,004
Qualified XII (0.85)                      12.306      13.078            6.27%      (1)         25,566.1       334,351
Qualified XII (0.90)                      10.232      10.638            3.97%      (4)            392.7         4,178
Qualified XII (0.95)                      12.069      13.043            8.07%                  36,739.5       479,207
Qualified XII (1.00)                      12.059      13.026            8.02%                 414,150.6     5,394,811
Qualified XII (1.05)                      12.049      13.009            7.97%                  13,507.0       175,712
Qualified XII (1.10)                      12.039      12.992            7.92%                   2,779.8        36,115
Qualified XII (1.15)                      12.029      12.975            7.86%                   8,868.9       115,071
Qualified XII (1.20)                      12.212      12.958            6.11%      (2)         13,990.2       181,278
Qualified XII (1.25)                      12.112      12.940            6.84%      (1)            126.4         1,636
Qualified XII (1.30)                      12.225      12.923            5.71%      (3)          8,960.0       115,794
Qualified XII (1.40)                      12.375      12.889            4.15%      (5)             30.2           389
Qualified XII (1.50)                      11.960      12.855            7.48%                     247.6         3,183
Qualified XIII                            14.442      15.609            8.08%                  10,857.1       169,464
Qualified XV                              14.418      15.583            8.08%                  20,316.8       316,591
Qualified XVI                             14.347      15.420            7.48%                  14,524.0       223,965
Qualified XVII                            14.373      15.487            7.75%                   9,336.5       144,596
---------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Qualified III                             16.816      22.529           33.97%               1,354,047.1    30,505,388
Qualified V                               15.368      20.556           33.76%                   1,053.4        21,653
Qualified VI                              15.414      20.651           33.98%               2,995,268.0    61,855,860
Qualified VIII                            15.424      20.663           33.97%                   1,852.6        38,279
Qualified X (1.15)                        16.528      22.165           34.11%                  33,675.9       746,443
Qualified X (1.25)                        16.485      22.086           33.98%                 465,445.6    10,279,993
Qualified XI                              15.505      20.836           34.38%                 128,843.5     2,684,540
Qualified XII (0.40)                      14.790      17.807           20.40%     (11)         73,901.1     1,315,941
Qualified XII (0.50)                      10.286      12.391           20.46%      (4)          7,784.6        96,459
Qualified XII (0.75)                       9.810      11.666           18.92%      (6)         41,103.5       479,534
Qualified XII (0.80)                      10.918      12.836           17.57%      (5)        434,912.8     5,582,684
Qualified XII (0.85)                      13.512      17.841           32.04%      (1)        446,603.2     7,967,771
Qualified XII (0.90)                      10.569      12.464           17.93%      (6)            127.7         1,591
Qualified XII (0.95)                      13.242      17.794           34.38%                  53,447.5       951,030
Qualified XII (1.00)                      13.231      17.770           34.31%                 220,151.3     3,912,152
Qualified XII (1.05)                      13.220      17.747           34.24%                  45,804.1       812,878
Qualified XII (1.10)                      13.209      17.723           34.17%                   2,555.4        45,291
Qualified XII (1.15)                      13.198      17.700           34.11%                  39,188.1       693,632
Qualified XII (1.20)                      14.218      17.677           24.33%      (2)         19,753.5       349,177
Qualified XII (1.25)                      13.177      17.653           33.97%                   5,365.3        94,715
Qualified XII (1.30)                      13.166      17.630           33.91%                     911.2        16,065
Qualified XII (1.40)                      15.123      17.584           16.27%      (5)          2,368.3        41,643
Qualified XII (1.50)                      13.123      17.537           33.64%                   8,841.6       155,057
Qualified XIII                            15.489      20.813           34.37%                  47,156.5       981,469
Qualified XV                              15.463      20.778           34.37%                  61,354.9     1,274,858
Qualified XVI                             15.386      20.562           33.64%                  56,524.9     1,162,269
Qualified XVII                            15.414      20.651           33.98%                   7,087.9       146,374
Qualified XVIII                           16.485      22.086           33.98%                  21,941.8       484,614
Annuity contracts in payment period                                                                           235,492
---------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):


--------------------------------------------------------------
                                                  Value
                                                 Per Unit
                                                 --------
                                          Beginning     End of
                                           of Year       Year
--------------------------------------------------------------
Worldwide Growth Portfolio:
Qualified III                             $18.690      $23.797
Qualified V                                16.782       21.334
Qualified VI                               16.720       21.288
Qualified VIII                             16.670       21.223
Qualified X (1.15)                         18.828       23.996
Qualified X (1.25)                         18.779       23.910
Qualified XI                               16.819       21.478
Qualified XII (0.40)                       15.344       17.582
Qualified XII (0.45)                        9.630       10.235
Qualified XII (0.50)                       10.980       11.485
Qualified XII (0.75)                        9.953       10.217
Qualified XII (0.80)                       11.798       12.009
Qualified XII (0.85)                       14.300       17.615
Qualified XII (0.90)                       10.606       11.745
Qualified XII (0.95)                       13.757       17.569
Qualified XII (1.00)                       13.746       17.545
Qualified XII (1.05)                       13.735       17.522
Qualified XII (1.10)                       13.724       17.499
Qualified XII (1.15)                       13.712       17.476
Qualified XII (1.20)                       13.701       17.453
Qualified XII (1.25)                       13.690       17.430
Qualified XII (1.30)                       13.679       17.407
Qualified XII (1.40)                       16.231       17.361
Qualified XII (1.50)                       13.634       17.315
Qualified XIII                             16.800       21.455
Qualified XV                               16.773       21.419
Qualified XVI                              16.689       21.196
Qualified XVII                             16.720       21.288
Qualified XVIII                            18.779       23.910
Annuity contracts in payment period
--------------------------------------------------------------
Lexington Emerging Markets Fund:
Qualified III                               7.715        5.470
--------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Qualified III                              14.403       11.433
Qualified V                                15.987       12.670
Qualified VI                               15.541       12.336
Qualified VIII                             13.472       10.693
Qualified XI                               15.633       12.446
Qualified XII (0.40)                        9.754        9.626
Qualified XII (0.75)                        9.791        7.696
Qualified XII (0.80)                       10.922        8.415
Qualified XII (0.85)                       11.047        9.645
Qualified XII (0.95)                       12.082        9.619
Qualified XII (1.00)                       12.072        9.606
Qualified XII (1.05)                       12.062        9.594
Qualified XII (1.10)                        8.980        9.581
Qualified XII (1.15)                       12.042        9.568
Qualified XII (1.20)                       11.980        9.556
Qualified XII (1.25)                       12.022        9.543
Qualified XII (1.50)                       11.973        9.480
Qualified XIII                             15.616       12.433
Qualified XV                               15.590       12.412
Qualified XVI                              15.512       12.283
Qualified XVII                             15.541       12.336
--------------------------------------------------------------



----------------------------------------------------------------------------------------------------
                                            Increase (Decrease)             Units
                                                in Value of              Outstanding       Reserves
                                                Accumulation               at End           at End
                                                    Unit                   of Year         of Year
----------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Qualified III                                     27.32%                  4,687,166.8   $111,538,596
Qualified V                                       27.12%                      2,948.4         62,899
Qualified VI                                      27.32%                 14,519,619.8    309,094,974
Qualified VIII                                    27.31%                      6,944.9        147,391
Qualified X (1.15)                                27.45%                     74,103.7      1,778,187
Qualified X (1.25)                                27.32%                  1,360,741.2     32,534,708
Qualified XI                                      27.70%                    655,880.5     14,087,149
Qualified XII (0.40)                              14.59%       (11)         383,490.2      6,742,350
Qualified XII (0.45)                               6.28%       (12)           1,185.6         12,135
Qualified XII (0.50)                               4.60%        (4)          37,288.1        428,241
Qualified XII (0.75)                               2.65%        (6)         167,605.9      1,712,362
Qualified XII (0.80)                               1.79%        (5)       4,480,347.5     53,804,310
Qualified XII (0.85)                              23.18%        (1)         710,850.5     12,521,719
Qualified XII (0.90)                              10.74%        (3)           5,139.9         60,366
Qualified XII (0.95)                              27.71%                    427,855.0      7,516,824
Qualified XII (1.00)                              27.64%                  2,151,201.8     37,743,896
Qualified XII (1.05)                              27.57%                    202,767.8      3,552,963
Qualified XII (1.10)                              27.51%                     14,917.9        261,052
Qualified XII (1.15)                              27.45%                    130,325.6      2,277,589
Qualified XII (1.20)                              27.38%                     46,823.7        817,219
Qualified XII (1.25)                              27.32%                     10,441.4        181,995
Qualified XII (1.30)                              27.25%                      6,473.0        112,676
Qualified XII (1.40)                               6.96%        (4)             648.5         11,260
Qualified XII (1.50)                              27.00%                     23,084.7        399,722
Qualified XIII                                    27.71%                    236,904.3      5,082,747
Qualified XV                                      27.70%                    301,775.4      6,463,796
Qualified XVI                                     27.01%                    182,950.6      3,877,864
Qualified XVII                                    27.32%                     67,482.4      1,436,571
Qualified XVIII                                   27.32%                     65,838.9      1,574,179
Annuity contracts in payment period                                                          365,972
----------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Qualified III                                    (29.10%)                   745,855.7      4,094,455
----------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Qualified III                                    (20.62%)                   534,962.3      6,116,289
Qualified V                                      (20.75%)                     2,110.3         26,737
Qualified VI                                     (20.62%)                   755,983.9      9,325,791
Qualified VIII                                   (20.63%)                       652.7          6,979
Qualified XI                                     (20.39%)                    37,897.4        471,683
Qualified XII (0.40)                             ( 1.31%)      (11)          12,236.5        117,791
Qualified XII (0.75)                             (21.40%)       (6)          13,174.5        101,395
Qualified XII (0.80)                             (22.95%)       (5)         140,250.4      1,180,144
Qualified XII (0.85)                             (12.69%)       (1)          14,189.8        136,854
Qualified XII (0.95)                             (20.39%)                    51,076.6        491,310
Qualified XII (1.00)                             (20.43%)                    75,695.4        727,160
Qualified XII (1.05)                             (20.46%)                     2,960.6         28,403
Qualified XII (1.10)                               6.69%        (8)              31.3            300
Qualified XII (1.15)                             (20.54%)                    12,058.7        115,382
Qualified XII (1.20)                             (20.23%)       (6)           2,826.2         27,006
Qualified XII (1.25)                             (20.62%)                        52.7            503
Qualified XII (1.50)                             (20.82%)                       317.5          3,010
Qualified XIII                                   (20.38%)                    16,413.6        204,067
Qualified XV                                     (20.38%)                    38,283.4        475,178
Qualified XVI                                    (20.82%)                    14,341.8        176,155
Qualified XVII                                   (20.62%)                       745.1          9,190
----------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):


-----------------------------------------------------------------------------------------------------------------------
                                                 Value
                                                Per Unit        Increase (Decrease)            Units
                                                --------            in Value of             Outstanding      Reserves
                                         Beginning     End of       Accumulation               at End         at End
                                          of Year       Year            Unit                  of Year         of Year
-----------------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:
Qualified III                            $10.182     $10.531            3.43%       (5)         36,633.2   $    385,767
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund:
Qualified III                             10.077      10.303            2.24%       (6)         20,547.5        211,700
Qualified VI                              10.079      10.018           (0.61%)      (5)         39,441.2        395,141
Qualified X (1.25)                         9.865      10.018            1.55%       (5)         11,129.0        111,496
Qualified XI                               8.907      10.039           12.71%      (10)            773.7          7,768
Qualified XII (0.40)                       9.004      10.047           11.58%      (11)          1,563.9         15,712
Qualified XII (0.50)                      10.131      10.070           (0.60%)      (7)            179.7          1,810
Qualified XII (0.75)                       9.713      10.027            3.23%       (6)            535.3          5,367
Qualified XII (0.80)                      10.001      10.050            0.49%       (7)          2,686.4         26,997
Qualified XII (0.85)                       9.275      10.046            8.31%       (8)          7,592.4         76,275
Qualified XII (0.95)                      10.182      10.039           (1.40%)      (7)            144.4          1,450
Qualified XII (1.00)                       9.484      10.036            5.82%       (8)          5,395.1         54,144
Qualified XII (1.05)                       9.801      10.032            2.36%       (6)            180.2          1,808
Qualified XII (1.10)                      10.160      10.029           (1.29%)      (7)             26.8            269
Qualified XII (1.15)                       9.974      10.025            0.51%       (7)            294.7          2,954
Qualified XII (1.30)                       9.965      10.015            0.50%      (12)            139.3          1,395
Qualified XII (1.40)                      10.041      10.008           (0.33%)      (7)             13.5            135
Qualified XIII                            10.080      10.039           (0.41%)      (5)          3,153.1         31,654
Qualified XV                              10.042      10.039           (0.03%)      (5)            381.8          3,833
Qualified XVI                              9.728      10.001            2.81%       (6)            152.2          1,522
Qualified XVII                             8.115      10.018           23.45%      (10)          2,464.5         24,691
-----------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
Qualified III                             10.055       9.935           (1.19%)      (5)        100,555.4        999,000
Qualified VI                              10.015       9.895           (1.20%)      (5)         71,074.2        703,260
Qualified X (1.25)                         9.988       9.895           (0.93%)      (5)         13,884.9        137,388
Qualified XI                               9.660       9.915            2.64%      (10)            176.2          1,747
Qualified XII (0.40)                       9.695       9.923            2.35%      (11)          1,512.8         15,011
Qualified XII (0.45)                       9.975       9.953           (0.22%)     (12)            574.6          5,719
Qualified XII (0.50)                       9.995       9.946           (0.49%)      (5)             14.2            142
Qualified XII (0.75)                      10.029       9.935           (0.94%)      (7)            924.6          9,186
Qualified XII (0.80)                      10.025       9.926           (0.99%)      (6)         18,785.5        186,456
Qualified XII (0.85)                       9.935       9.922           (0.13%)      (8)          2,776.3         27,546
Qualified XII (0.95)                      10.037       9.915           (1.22%)      (7)            614.0          6,088
Qualified XII (1.00)                       9.991       9.912           (0.79%)      (5)          7,329.1         72,645
Qualified XII (1.05)                       9.582       9.908            3.40%      (10)              4.8             47
Qualified XII (1.10)                       9.720       9.905            1.90%       (9)             22.4            222
Qualified XII (1.15)                      10.052       9.902           (1.49%)      (7)            688.9          6,821
Qualified XII (1.20)                       9.905       9.898           (0.07%)     (12)             56.6            561
Qualified XII (1.50)                       9.973       9.878           (0.95%)      (5)              2.5             25
Qualified XIII                            10.056       9.915           (1.40%)      (7)          1,158.4         11,486
Qualified XV                               9.992       9.915           (0.77%)      (5)          5,937.8         58,874
Qualified XVI                              9.666       9.878            2.19%      (11)             11.1            110
Qualified XVIII                           10.023       9.895           (1.28%)      (6)          1,136.4         11,244
Annuity contracts in payment period                                                                               3,521
-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Qualified III                             15.046      19.268           28.06%                3,101,879.7     59,766,560
Qualified V                               14.893      19.041           27.85%                    4,324.5         82,342
Qualified VI                              14.927      19.114           28.05%               11,377,408.3    217,471,707
Qualified VIII                            15.638      20.023           28.04%                   12,327.2        246,830
Qualified X (1.15)                        14.991      19.216           28.18%                   72,541.9      1,393,949
Qualified X (1.25)                        14.927      19.114           28.05%                1,369,984.2     26,186,352
Qualified XI                              15.015      19.285           28.44%                  595,462.3     11,483,622

Variable Annuity Account C

--------------------------------------------------------------------------
                                                             Value
                                                            Per Unit
                                                            --------
                                                     Beginning     End of
                                                      of Year       Year
--------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio (continued):
Qualified XII (0.40)                                 $10.705     $12.776
Qualified XII (0.45)                                  10.094      11.002
Qualified XII (0.50)                                   9.990      10.841
Qualified XII (0.75)                                   9.828      10.982
Qualified XII (0.80)                                  10.687      11.846
Qualified XII (0.85)                                  10.399      12.800
Qualified XII (0.90)                                  10.233      11.462
Qualified XII (0.95)                                   9.940      12.767
Qualified XII (1.00)                                   9.932      12.750
Qualified XII (1.05)                                   9.923      12.733
Qualified XII (1.10)                                   9.915      12.716
Qualified XII (1.15)                                   9.907      12.699
Qualified XII (1.20)                                  11.093      12.683
Qualified XII (1.25)                                   9.891      12.666
Qualified XII (1.30)                                   9.883      12.649
Qualified XII (1.40)                                  11.707      12.616
Qualified XII (1.50)                                   9.850      12.582
Qualified XIII                                        14.999      19.264
Qualified XV                                          14.974      19.232
Qualified XVI                                         14.899      19.032
Qualified XVII                                        14.927      19.114
Qualified XVIII                                       14.927      19.114
Annuity contracts in payment period
--------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Qualified I                                            9.041      10.989
Qualified III                                         11.960      14.528
Qualified V                                           13.682      16.593
Qualified VI                                          13.795      16.758
Qualified VII                                         11.627      14.132
Qualified VIII                                        11.636      14.134
Qualified IX                                          11.436      13.926
Qualified X (1.15)                                    13.852      16.844
Qualified X (1.25)                                    13.795      16.758
Qualified XI                                          13.877      16.907
Qualified XII (0.40)                                   9.362      10.641
Qualified XII (0.45)                                   9.862      10.577
Qualified XII (0.50)                                  10.490      11.127
Qualified XII (0.75)                                   9.917      10.558
Qualified XII (0.80)                                  11.019      11.682
Qualified XII (0.85)                                   8.861      10.661
Qualified XII (0.90)                                  10.954      11.375
Qualified XII (0.95)                                   8.727      10.633
Qualified XII (1.00)                                   8.720      10.619
Qualified XII (1.05)                                   8.713      10.605
Qualified XII (1.10)                                  10.008      10.591
Qualified XII (1.15)                                   8.698      10.577
Qualified XII (1.20)                                   9.310      10.563
Qualified XII (1.25)                                   8.597      10.549
Qualified XII (1.30)                                   8.677      10.535
Qualified XII (1.40)                                   9.977      10.507
Qualified XII (1.50)                                   8.649      10.479
Qualified XIII                                        13.862      16.889
Qualified XV                                          13.839      16.861
Qualified XVI                                         13.770      16.685



--------------------------------------------------------------------------------------------------------------
                                                   Increase (Decrease)              Units
                                                       in Value of               Outstanding       Reserves
                                                       Accumulation                 at End          at End
                                                           Unit                    of Year         of Year
--------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio (continued):
Qualified XII (0.40)                                       19.35%       (11)        339,956.1   $   4,343,297
Qualified XII (0.45)                                        9.00%       (12)            371.1           4,083
Qualified XII (0.50)                                        8.52%        (4)        178,397.7       1,933,950
Qualified XII (0.75)                                       11.74%        (6)        139,546.5       1,532,495
Qualified XII (0.80)                                       10.84%        (5)      3,491,453.8      41,360,324
Qualified XII (0.85)                                       23.09%        (1)        706,142.1       9,038,965
Qualified XII (0.90)                                       12.01%        (6)            236.2           2,707
Qualified XII (0.95)                                       28.44%                   626,638.0       8,000,073
Qualified XII (1.00)                                       28.37%                 2,223,124.5      28,344,393
Qualified XII (1.05)                                       28.32%                   102,952.0       1,310,884
Qualified XII (1.10)                                       28.25%                     6,017.4          76,519
Qualified XII (1.15)                                       28.18%                   196,772.2       2,498,884
Qualified XII (1.20)                                       14.33%        (2)         88,260.5       1,119,370
Qualified XII (1.25)                                       28.06%                    21,617.0         273,798
Qualified XII (1.30)                                       27.99%                     5,461.9          69,088
Qualified XII (1.40)                                        7.76%        (5)            928.1          11,708
Qualified XII (1.50)                                       27.74%                     5,349.1          67,305
Qualified XIII                                             28.44%                   289,624.8       5,579,409
Qualified XV                                               28.44%                   398,717.2       7,668,212
Qualified XVI                                              27.74%                   135,640.9       2,581,496
Qualified XVII                                             28.05%                    40,139.8         767,246
Qualified XVIII                                            28.05%                    49,217.5         940,762
Annuity contracts in payment period                                                                    27,431
--------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Qualified I                                                21.55%                       603.1           6,627
Qualified III                                              21.47%                 1,379,652.6      21,623,158
Qualified V                                                21.28%                     8,235.9         136,659
Qualified VI                                               21.48%                 8,758,122.7     146,764,601
Qualified VII                                              21.54%                    50,979.3         720,451
Qualified VIII                                             21.47%                    12,597.3         178,046
Qualified IX                                               21.77%                     1,089.6          15,174
Qualified X (1.15)                                         21.60%                     5,155.0          86,830
Qualified X (1.25)                                         21.48%                 1,054,685.1      17,673,929
Qualified XI                                               21.83%                   378,797.5       6,404,485
Qualified XII (0.40)                                       13.66%       (11)        331,957.8       3,532,250
Qualified XII (0.45)                                        7.25%       (12)            473.4           5,007
Qualified XII (0.50)                                        6.07%        (4)         79,769.0         887,585
Qualified XII (0.75)                                        6.46%        (6)         46,474.6         490,680
Qualified XII (0.80)                                        6.02%        (5)        750,388.3       8,766,147
Qualified XII (0.85)                                       20.31%        (1)        616,204.9       6,569,356
Qualified XII (0.90)                                        3.84%        (4)            827.6           9,414
Qualified XII (0.95)                                       21.84%                   237,867.2       2,529,201
Qualified XII (1.00)                                       21.78%                   741,692.5       7,875,882
Qualified XII (1.05)                                       21.71%                    40,973.9         434,517
Qualified XII (1.10)                                        5.83%        (5)            121.2           1,283
Qualified XII (1.15)                                       21.60%                   135,558.5       1,433,769
Qualified XII (1.20)                                       13.46%        (2)         49,879.0         526,859
Qualified XII (1.25)                                       22.71%        (1)          3,244.0          34,220
Qualified XII (1.30)                                       21.41%                     5,146.2          54,215
Qualified XII (1.40)                                        5.31%        (5)            219.8           2,309
Qualified XII (1.50)                                       21.16%                     1,814.1          19,011
Qualified XIII                                             21.84%                   158,866.2       2,683,093
Qualified XV                                               21.84%                   431,603.1       7,277,219
Qualified XVI                                              21.17%                   146,727.9       2,448,181

Variable Annuity Account C

-------------------------------------------------------------------
                                                      Value
                                                     Per Unit
                                                     --------
                                              Beginning     End of
                                               of Year       Year
-------------------------------------------------------------------
PPI MFS Research Growth Portfolio (continued):
Qualified XVII                                $  13.795   $  16.758
Qualified XVIII                                  13.795      16.758
Qualified XIX                                     9.041      10.989
Qualified XX                                     11.960      14.528
-------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Qualified III                                    23.440      29.339
Qualified V                                      19.248      24.053
Qualified VI                                     19.291      24.145
Qualified VIII                                   16.585      20.756
Qualified X (1.15)                                9.473      10.502
Qualified X (1.25)                                9.828      10.495
Qualified XI                                     19.405      24.361
Qualified XII (0.40)                             14.188      15.676
Qualified XII (0.45)                              9.984      10.673
Qualified XII (0.50)                             10.726      11.320
Qualified XII (0.75)                              9.963      10.653
Qualified XII (0.80)                             11.274      12.055
Qualified XII (0.85)                             12.661      15.706
Qualified XII (0.90)                             11.183      11.654
Qualified XII (0.95)                             12.478      15.664
Qualified XII (1.00)                             12.467      15.644
Qualified XII (1.05)                             12.457      15.623
Qualified XII (1.10)                             14.846      15.602
Qualified XII (1.15)                             12.437      15.582
Qualified XII (1.20)                             13.387      15.561
Qualified XII (1.25)                             12.394      15.541
Qualified XII (1.30)                             12.406      15.520
Qualified XII (1.40)                             14.631      15.479
Qualified XII (1.50)                             12.365      15.438
Qualified XIII                                   19.384      24.335
Qualified XV                                     19.352      24.294
Qualified XVI                                    19.256      24.041
Qualified XVII                                   19.291      24.145
Qualified XVIII                                  10.055      10.495
-------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Qualified III                                    17.709      20.829
Qualified V                                      16.782      19.707
Qualified VI                                     16.986      19.978
Qualified VIII                                   14.312      16.832
Qualified X (1.15)                               17.056      20.081
Qualified X (1.25)                               16.986      19.978
Qualified XI                                     17.087      20.157
Qualified XII (0.40)                             12.570      13.602
Qualified XII (0.50)                             10.711      10.797
Qualified XII (0.75)                             10.009       9.781
Qualified XII (0.80)                             11.338      11.041
Qualified XII (0.85)                             11.868      13.628
Qualified XII (0.90)                             10.020      11.029
Qualified XII (0.95)                             11.522      13.592
Qualified XII (1.00)                             11.512      13.574
Qualified XII (1.05)                             11.503      13.556
Qualified XII (1.10)                             11.633      13.538
Qualified XII (1.15)                             11.484      13.520
Qualified XII (1.20)                             12.274      13.502
Qualified XII (1.25)                             11.465      13.485
Qualified XII (1.30)                             11.456      13.467



----------------------------------------------------------------------------------------------------------
                                              Increase (Decrease)                   Units
                                                  in Value of                    Outstanding      Reserves
                                                  Accumulation                      at End         at End
                                                      Unit                         of Year         of Year
----------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio
(continued):
Qualified XVII                                       21.48%                     56,680.1     $    949,819
Qualified XVIII                                      21.48%                     75,738.1        1,269,184
Qualified XIX                                        21.55%                     30,746.7          337,866
Qualified XX                                         21.47%                     23,436.6          340,489
---------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Qualified III                                        25.17%                  2,244,308.4       65,845,563
Qualified V                                          24.96%                      6,631.6          159,509
Qualified VI                                         25.16%                  2,186,996.3       52,805,949
Qualified VIII                                       25.15%                     11,497.4          238,643
Qualified X (1.15)                                   10.86%        (11)         12,126.4          127,350
Qualified X (1.25)                                    6.79%         (5)         42,212.8          443,007
Qualified XI                                         25.54%                    182,556.6        4,447,294
Qualified XII (0.40)                                 10.49%        (11)         36,644.4          574,430
Qualified XII (0.45)                                  6.90%        (12)            191.7            2,046
Qualified XII (0.50)                                  5.54%         (4)         71,604.9          810,587
Qualified XII (0.75)                                  6.93%         (6)         49,316.4          525,368
Qualified XII (0.80)                                  6.93%         (5)        376,470.9        4,538,245
Qualified XII (0.85)                                 24.05%         (1)        382,755.1        6,011,447
Qualified XII (0.90)                                  4.21%         (4)            957.3           11,156
Qualified XII (0.95)                                 25.53%                    103,316.6        1,618,377
Qualified XII (1.00)                                 25.48%                    291,491.9        4,559,986
Qualified XII (1.05)                                 25.42%                     25,784.2          402,826
Qualified XII (1.10)                                  5.09%         (4)          1,487.6           23,210
Qualified XII (1.15)                                 25.29%                     75,919.6        1,182,959
Qualified XII (1.20)                                 16.24%         (2)         19,782.0          307,830
Qualified XII (1.25)                                 25.39%         (1)          1,059.7           16,468
Qualified XII (1.30)                                 25.10%                      1,073.5           16,661
Qualified XII (1.40)                                  5.80%         (5)             45.6              706
Qualified XII (1.50)                                 24.85%                      1,255.5           19,383
Qualified XIII                                       25.54%                     48,710.8        1,185,364
Qualified XV                                         25.54%                    171,101.9        4,156,785
Qualified XVI                                        24.85%                     28,002.3          673,209
Qualified XVII                                       25.16%                      5,459.7          131,826
Qualified XVIII                                       4.38%         (5)          1,552.3           16,292
---------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Qualified III                                        17.62%                  2,962,630.7       61,707,422
Qualified V                                          17.43%                      3,201.7           63,094
Qualified VI                                         17.61%                  4,030,904.1       80,530,902
Qualified VIII                                       17.61%                     21,064.0          354,542
Qualified X (1.15)                                   17.74%                     27,591.3          554,056
Qualified X (1.25)                                   17.61%                    467,483.6        9,339,562
Qualified XI                                         17.97%                    273,684.1        5,516,618
Qualified XII (0.40)                                  8.21%        (11)        168,912.2        2,297,502
Qualified XII (0.50)                                  0.80%         (4)        113,510.7        1,225,536
Qualified XII (0.75)                                 (2.28%)        (6)         34,687.8          339,267
Qualified XII (0.80)                                 (2.62%)        (5)        850,743.3        9,392,885
Qualified XII (0.85)                                 14.83%         (1)        434,053.9        5,915,156
Qualified XII (0.90)                                 10.07%        (10)              9.8              108
Qualified XII (0.95)                                 17.97%                    234,075.3        3,181,491
Qualified XII (1.00)                                 17.91%                    715,388.6        9,710,570
Qualified XII (1.05)                                 17.85%                     29,581.3          401,001
Qualified XII (1.10)                                 16.38%         (1)          3,300.1           44,677
Qualified XII (1.15)                                 17.73%                     88,163.2        1,191,979
Qualified XII (1.20)                                 10.00%         (2)         13,604.4          183,691
Qualified XII (1.25)                                 17.62%                      2,493.0           33,617
Qualified XII (1.30)                                 17.55%                        312.5            4,208

Variable Annuity Account C

--------------------------------------------------------------------------------
                                                                    Value
                                                                   Per Unit
                                                                   --------
                                                            Beginning     End of
                                                             of Year       Year
--------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Qualified XII (1.40)                                         $13.542     $13.431
Qualified XII (1.50)                                          11.418      13.396
Qualified XIII                                                17.068      20.135
Qualified XV                                                  17.040      20.102
Qualified XVI                                                 16.955      19.892
Qualified XVII                                                16.986      19.978
Qualified XVIII                                               16.986      19.978
--------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Qualified III                                                 16.608      20.929
Qualified V                                                   14.647      18.429
Qualified VI                                                  14.400      18.146
Qualified VIII                                                14.701      18.525
Qualified X (1.15)                                            16.172      20.400
Qualified X (1.25)                                            16.131      20.328
Qualified XI                                                  14.485      18.309
Qualified XII (0.40)                                          15.042      16.863
Qualified XII (0.45)                                          10.302      11.057
Qualified XII (0.50)                                          10.256      11.551
Qualified XII (0.75)                                           9.961      11.036
Qualified XII (0.80)                                          10.967      12.153
Qualified XII (0.85)                                          13.562      16.895
Qualified XII (0.90)                                          10.840      11.792
Qualified XII (0.95)                                          13.332      16.851
Qualified XII (1.00)                                          13.321      16.829
Qualified XII (1.05)                                          13.310      16.806
Qualified XII (1.10)                                          14.258      16.784
Qualified XII (1.15)                                          13.288      16.762
Qualified XII (1.20)                                          14.232      16.740
Qualified XII (1.25)                                          13.156      16.718
Qualified XII (1.30)                                          13.256      16.696
Qualified XII (1.40)                                          15.190      16.652
Qualified XII (1.50)                                          13.212      16.608
Qualified XIII                                                14.470      18.289
Qualified XV                                                  14.445      18.258
Qualified XVI                                                 14.374      18.068
Qualified XVII                                                14.400      18.146
Qualified XVIII                                               16.131      20.328
Annuity contracts in payment period
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------
                                             Increase (Decrease)                Units
                                                 in Value of                 Outstanding      Reserves
                                                 Accumulation                   at End         at End
                                                     Unit                      of Year        of Year
-------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio
(continued):
Qualified XII (1.40)                                (0.82%)       (5)            125.4    $      1,685
Qualified XII (1.50)                                17.32%                     3,207.5          42,967
Qualified XIII                                      17.97%                    81,257.4       1,636,113
Qualified XV                                        17.97%                   353,311.2       7,102,088
Qualified XVI                                       17.32%                    45,319.7         901,506
Qualified XVII                                      17.61%                     3,854.9          77,015
Qualified XVIII                                     17.61%                    10,839.2         216,551
-------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Qualified III                                       26.02%                 1,564,888.2      32,751,256
Qualified V                                         25.82%                     1,068.6          19,693
Qualified VI                                        26.01%                 6,541,818.7     118,710,603
Qualified VIII                                      26.01%                     3,988.5          73,886
Qualified X (1.15)                                  26.14%                    47,435.8         967,704
Qualified X (1.25)                                  26.02%                   717,871.6      14,592,925
Qualified XI                                        26.40%                   277,044.4       5,072,289
Qualified XII (0.40)                                12.11%       (11)        169,615.2       2,860,277
Qualified XII (0.45)                                 7.33%       (12)            817.4           9,038
Qualified XII (0.50)                                12.63%        (4)          4,868.6          56,236
Qualified XII (0.75)                                10.79%        (6)         42,864.5         473,063
Qualified XII (0.80)                                10.81%        (5)      1,058,534.2      12,864,165
Qualified XII (0.85)                                24.58%        (1)        129,123.4       2,181,602
Qualified XII (0.90)                                 8.78%        (4)            168.7           1,989
Qualified XII (0.95)                                26.40%                   197,937.5       3,335,428
Qualified XII (1.00)                                26.33%                   767,052.8      12,908,505
Qualified XII (1.05)                                26.27%                    51,411.7         864,048
Qualified XII (1.10)                                17.72%        (2)          2,769.4          46,482
Qualified XII (1.15)                                26.14%                    60,127.4       1,007,864
Qualified XII (1.20)                                17.62%        (2)         45,970.5         769,546
Qualified XII (1.25)                                27.08%        (1)          1,238.6          20,707
Qualified XII (1.30)                                25.95%                     2,748.4          45,888
Qualified XII (1.40)                                 9.62%        (5)          1,524.7          25,389
Qualified XII (1.50)                                25.70%                     5,824.3          96,729
Qualified XIII                                      26.39%                    84,841.6       1,551,639
Qualified XV                                        26.40%                   109,122.7       1,992,390
Qualified XVI                                       25.70%                    91,619.6       1,655,394
Qualified XVII                                      26.01%                    29,383.6         533,207
Qualified XVIII                                     26.02%                    18,939.4         385,001
Annuity contracts in payment period                                                             56,047
-------------------------------------------------------------------------------------------------------


Qualified I   Individual contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code"); Tax-Deferred
              Annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual Retirement Annuity Plans established by or on behalf of individuals pursuant to section 408(b) of the Code;
              Individual contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group contracts issued prior to May
              1, 1975 in connection with Qualified Corporate Retirement Plans;
              and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity Plans.

Qualified III Individual contracts issued in connection with Tax-Deferred
              Annuity Plans and Individual Retirement Annuity Plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group contracts issued since October 1, 1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

Qualified V   Group AetnaPlus contracts issued since August 28, 1992 in
              connection with Optional Retirement Plans established pursuant to
              Section 403(b) or 401(a) of the Internal Revenue Code.

Qualified VI  Group AetnaPlus contracts issued in connection with
              Tax-Deferred Annuity Plans and Retirement Plus Plans since August 28, 1992.

Variable Annuity Account C

Qualified VII   Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

Qualified VIII  Group AetnaPlus contracts issued in connection with
                Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

Qualified IX    Certain large group contracts (Jumbo) that were converted to
                ACES, an administrative system (previously valued under Qualified VI).

Qualified X     Individual Retirement Annuity and Simplified Employee Pension
                Plans issued or converted to ACES, an administrative system.

Qualified XI    Certain large group contracts issued in connection with
                Deferred Compensation Plans adopted by state and local governments since January 1996.

Qualified XII   Group Deferred Compensation Plan contracts shown separately by applicable daily charge.

Qualified XIII  Certain existing contracts issued in connection with
                Tax-Deferred Annuity Plans and Retirement Plus Plans issued through product exchange (previously valued under Qualified VI).

Qualified XIV   Certain existing contracts issued in connection with
                Tax-Deferred Annuity Plans that were converted to ACES, an administrative system (previously valued under Qualified III).

Qualified XV    Certain existing contracts issued in connection with
                Tax-Deferred Annuity Plans (previously valued under
                Qualified VI).

Qualified XVI   Group AetnaPlus contracts issued in connection with Deferred
                Compensation Plans having contract modifications effective
                April 7, 1997.

Qualified XVII  Group AetnaPlus contracts issued in connection with
                Deferred Compensation Plans having contract modifications effective May 29, 1997.

Qualified XVIII Group AetnaPlus contracts issued in connection with
                Deferred Compensation Plans having contract modifications effective May 29, 1997.

Qualified XIX   Group AetnaPlus contracts issued in connection with Deferred
                Compensation Plans having contract modifications effective
                May 29, 1997.

Qualified XX    Group AetnaPlus contracts issued in connection with Deferred
                Compensation Plans having contract modifications effective
                May 29, 1997.


Notes to Condensed Financial Information


 (1)-Reflects less than a full year of performance activity. Funds were first received in this option during January 1998.
 (2)-Reflects less than a full year of performance activity. Funds were first received in this option during February 1998.
 (3)-Reflects less than a full year of performance activity. Funds were first received in this option during March 1998.
 (4)-Reflects less than a full year of performance activity. Funds were first received in this option during April 1998.
 (5)-Reflects less than a full year of performance activity. Funds were first received in this option during May 1998.
 (6)-Reflects less than a full year of performance activity. Funds were first received in this option during June 1998.
 (7)-Reflects less than a full year of performance activity. Funds were first received in this option during July 1998.
 (8)-Reflects less than a full year of performance activity. Funds were first received in this option during August 1998.
 (9)-Reflects less than a full year of performance activity. Funds were first received in this option during September 1998.
(10)-Reflects less than a full year of performance activity. Funds were first received in this option during October 1998.
(11)-Reflects less than a full year of performance activity. Funds were first received in this option during November 1998.
(12)-Reflects less than a full year of performance activity. Funds were first received in this option during December 1998.

See Notes to Financial Statements

Variable Annuity Account C

Notes to Financial Statements - December 31, 1998

1. Summary of Significant Accounting Policies

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1998:

   Aetna Ascent VP
   Aetna Balanced VP
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna GET Fund, Series B
   Aetna GET Fund, Series C
   Aetna GET Fund, Series D
   Aetna Growth and Income VP
   Aetna Growth VP
   Aetna High Yield VP
   Aetna Index Plus Bond VP
   Aetna Index Plus Large Cap VP
   Aetna Index Plus Mid Cap VP
   Aetna Index Plus Small Cap VP
   Aetna International VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Real Estate Securities VP
   Aetna Small Company VP
   Aetna Value Opportunity VP
   Calvert Social Balanced Portfolio
   Fidelity Investments Variable Insurance Products Fund:
   o Equity-Income Portfolio
   o Growth Portfolio
   o High Income Portfolio
   o Overseas Portfolio

   Fidelity Investments Variable Insurance Products
   Fund II:
   o Asset Manager Portfolio
   o Contrafund Portfolio
   o Index 500 Portfolio
   Janus Aspen Series:
   o Aggressive Growth Portfolio
   o Balanced Portfolio
   o Flexible Income Portfolio
   o Growth Portfolio
   o Worldwide Growth Portfolio
   Lexington Emerging Markets Fund
   Lexington Natural Resources Trust Fund
   MFS Funds:
   o Total Return Series
   Oppenheimer Funds:
   o Global Securities Fund
   o Strategic Bond Fund
   Portfolio Partners, Inc. (PPI):
   o PPI MFS Emerging Equities Portfolio
   o PPI MFS Research Growth Portfolio
   o PPI MFS Value Equity Portfolio
   o PPI Scudder International Growth Portfolio
   o PPI T. Rowe Price Growth Equity Portfolio




   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

Variable Annuity Account C

3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1998 and 1997 aggregated $3,304,244,413 and $2,443,668,181; $4,059,988,283 and
   $2,013,561,413, respectively.

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets


-------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                             Valuation        Proceeds         Cost of          Net
                                                              Period            from         Investments     Realized
                                            Dividends       Deductions          Sales           Sold        Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------

  Aetna Ascent VP: (1)                   $    4,099,373       ($970,989)   $   11,412,260   $  8,849,863   $  2,562,397
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Balanced VP: (2)                    164,981,369     (11,769,413)      170,317,767    127,614,543     42,703,224
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Bond VP: (3)                         22,962,206      (4,524,317)       60,705,518     60,183,593        521,925
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Crossroads VP: (4)                    2,857,543        (807,577)       14,346,330     11,896,097      2,450,233
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Get Fund, Series B:                  17,006,590      (1,044,377)       35,975,652     24,014,822     11,960,830
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Get Fund, Series C:                  25,369,439      (3,371,574)       95,082,475     71,161,693     23,920,782
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Get Fund, Series D:                   1,154,248        (337,762)                0              0              0
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Growth and Income VP: (5)         1,089,290,192     (73,720,169)    1,128,903,988    938,855,493    190,048,495
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Growth VP: (6)                          124,674        (348,321)        5,016,498      4,785,323        231,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna High Yield VP: (7)                      121,758          (5,391)        1,502,593      1,551,979        (49,386)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Bond VP:                      75,564          (3,850)          559,445        551,414          8,031
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Large Cap VP: (8)         10,603,464      (1,786,058)       13,329,755     11,362,468      1,967,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Mid Cap VP: (9)              198,320         (11,890)        1,297,593      1,306,891         (9,298)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Small Cap VP: (10)           195,090         (14,898)        1,781,711      2,020,397       (238,686)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna International VP: (11)                  101,318          (9,462)        1,561,383      1,739,124       (177,741)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Legacy VP: (12)                       2,324,968        (578,374)       11,247,035     10,271,411        975,624
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Money Market VP: (13)                12,126,669      (3,036,771)      277,970,761    276,464,964      1,505,797
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Real Estate Securities VP: (14)          77,295          (6,563)          418,128        466,072        (47,944)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                 Net
          Net Unrealized
            Gain (Loss)                     Net          Increase (Decrease)                 Net Assets
            -----------                  Change in          In Net Assets                    ----------
   Beginning             End            Unrealized            from Unit            Beginning             End
    of Year            of Year          Gain (Loss)         Transactions            of Year            of Year
-----------------------------------------------------------------------------------------------------------------
 $  5,507,794      $   1,897,575         ($3,610,219)      $   11,804,390
                                                                                $   72,115,304     $   86,000,256
-----------------------------------------------------------------------------------------------------------------
  141,499,248         87,636,330         (53,862,918)        (119,806,746)
                                                                                   968,354,403        982,574,403
                                                                                    21,193,276         29,218,792
-----------------------------------------------------------------------------------------------------------------
   (1,128,028)         4,484,663           5,612,691          (19,343,273)
                                                                                   372,629,553        377,693,504
                                                                                     6,218,756          6,384,037
-----------------------------------------------------------------------------------------------------------------
    2,614,303            598,907          (2,015,396)          21,876,020
                                                                                    49,739,310         74,028,644
                                                                                             0             71,489
-----------------------------------------------------------------------------------------------------------------
   22,946,346          6,591,127         (16,355,219)         (31,539,579)
                                                                                    79,552,932         59,581,177
-----------------------------------------------------------------------------------------------------------------
   46,742,374         52,568,856           5,826,482          (90,386,869)
                                                                                   236,822,693        198,180,953
-----------------------------------------------------------------------------------------------------------------
            0             75,991              75,991          270,087,653
                                                                                             0        270,980,130
-----------------------------------------------------------------------------------------------------------------
  438,575,885        (10,415,627)       (448,991,512)        (952,072,750)
                                                                                 6,078,549,136      5,846,282,205
                                                                                   292,045,818        328,867,005
-----------------------------------------------------------------------------------------------------------------
     (237,223)         7,094,432           7,331,655           56,413,060
                                                                                     1,098,483         64,734,239
                                                                                             0            116,487
-----------------------------------------------------------------------------------------------------------------
            0           (104,129)           (104,129)           1,281,526
                                                                                             0          1,244,378
-----------------------------------------------------------------------------------------------------------------
            0            (60,361)            (60,361)           1,406,227
                                                                                             0          1,425,611
-----------------------------------------------------------------------------------------------------------------
    6,964,574         38,198,247          31,233,673          113,822,649
                                                                                    83,098,319        238,578,749
                                                                                        76,758            437,343
-----------------------------------------------------------------------------------------------------------------
            0            420,810             420,810            3,518,535
                                                                                             0          4,116,477
-----------------------------------------------------------------------------------------------------------------
            0            395,906             395,906            4,615,743
                                                                                             0          4,953,155
-----------------------------------------------------------------------------------------------------------------
            0             53,600              53,600            2,048,312
                                                                                             0          2,016,027
-----------------------------------------------------------------------------------------------------------------
      588,337           (120,205)           (708,542)          18,514,701
                                                                                    32,749,254         53,070,226
                                                                                        53,658            261,063
-----------------------------------------------------------------------------------------------------------------
    5,712,842          5,409,256            (303,586)           8,301,664
                                                                                   240,346,197        258,856,854
                                                                                             0             83,117
-----------------------------------------------------------------------------------------------------------------
            0           (110,732)           (110,732)           1,649,010
                                                                                             0          1,561,066
-----------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                              Valuation
                                                                                Period
                                                               Dividends      Deductions
-------------------------------------------------------------------------------------------
  Aetna Small Company VP: (15)                                   $408,671       ($374,596)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
  Aetna Value Opportunity VP: (16)                                321,076        (248,765)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                            4,618,537        (706,037)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                     12,563,282      (2,635,293)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Growth Portfolio:                                            18,444,780      (2,023,269)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  High Income Portfolio:                                                0          (5,690)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Overseas Portfolio:                                           1,074,038        (179,663)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                      2,980,690        (315,932)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Contrafund Portfolio:                                        15,297,373      (3,578,430)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Index 500 Portfolio:                                          2,402,321        (956,584)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Janus Aspen Series:
  Aggressive Growth Portfolio:                                          0      (2,715,064)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Balanced Portfolio:                                           2,769,822        (716,695)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Flexible Income Portfolio:                                    1,688,473        (284,556)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Growth Portfolio:                                             6,243,312      (1,192,652)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:                                  20,289,794      (6,298,518)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                                401,401         (60,257)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:                       1,725,445        (338,985)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                               Proceeds       Cost of          Net
                                                                 from       Investments      Realized
                                                                 Sales          Sold       Gain (Loss)
---------------------------------------------------------------------------------------------------------
  Aetna Small Company VP: (15)                               $12,808,646    $13,441,212       ($632,566)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
  Aetna Value Opportunity VP: (16)                             5,237,037      5,066,190         170,847
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                           6,463,168      4,551,117       1,912,051
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                    26,794,870     20,300,865       6,494,005
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  Growth Portfolio:                                           12,322,259     10,024,949       2,297,310
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  High Income Portfolio:                                         112,691        124,297         (11,606)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  Overseas Portfolio:                                          7,836,104      7,260,256         575,848
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                     2,910,017      2,416,750         493,267
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  Contrafund Portfolio:                                       26,959,224     18,010,395       8,948,829
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  Index 500 Portfolio:                                         3,863,355      2,441,761       1,421,594
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
  Aggressive Growth Portfolio:                                29,546,424     20,073,556       9,472,868
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio:                                          5,961,535      4,458,066       1,503,469
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:                                   6,263,674      5,778,906         484,768
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  Growth Portfolio:                                           10,856,472      7,922,879       2,933,593
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:                                 89,412,749     61,701,159      27,711,590
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                             3,629,654      4,888,912      (1,259,258)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:                     20,532,500     19,980,740         551,760
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
         Net Unrealized                                      Net
           Gain (Loss)                   Net         Increase (Decrease)               Net Assets
           -----------                Change in         In Net Assets                  ----------
   Beginning           End           Unrealized           from Unit           Beginning           End
    of Year          of Year         Gain (Loss)        Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------------
   ($166,700)        ($403,739)        ($237,039)        $43,856,203
                                                                             $ 4,956,212     $ 47,966,985
                                                                                       0            9,901
----------------------------------------------------------------------------------------------------------
    (274,002)        3,491,978         3,765,980          22,736,361
                                                                               2,039,640       28,785,139
----------------------------------------------------------------------------------------------------------
   7,196,636         9,585,862         2,389,226           1,243,219
                                                                              54,444,411       63,901,407
----------------------------------------------------------------------------------------------------------
  33,998,298        37,581,942         3,583,644          15,460,299
                                                                             190,735,350      226,201,287
----------------------------------------------------------------------------------------------------------
  22,394,599        60,197,198        37,802,599          45,629,738
                                                                             128,257,345      230,408,503
----------------------------------------------------------------------------------------------------------
           0             8,863             8,863           1,619,989
                                                                                       0        1,611,556
----------------------------------------------------------------------------------------------------------
     225,478           253,388            27,910            (132,737)
                                                                              13,449,206       14,814,602
----------------------------------------------------------------------------------------------------------
   3,922,056         3,974,260            52,204             290,089
                                                                              23,199,341       26,699,659
----------------------------------------------------------------------------------------------------------
  50,217,979       106,134,557        55,916,578          26,948,171
                                                                             256,548,805      360,081,326
----------------------------------------------------------------------------------------------------------
  11,512,547        26,655,788        15,143,241          17,619,975
                                                                              57,721,771       93,352,318
----------------------------------------------------------------------------------------------------------
  36,485,267        99,893,644        63,408,377          11,462,457
                                                                             210,600,444      292,229,082
----------------------------------------------------------------------------------------------------------
   4,804,494        20,140,807        15,336,313          38,532,102
                                                                              37,451,981       94,876,992
----------------------------------------------------------------------------------------------------------
     381,113           175,498          (205,615)         16,062,139
                                                                              14,756,039       32,501,248
----------------------------------------------------------------------------------------------------------
  11,683,190        34,398,134        22,714,944          22,205,253
                                                                              79,992,417      132,697,360
                                                                                  35,986          235,492
----------------------------------------------------------------------------------------------------------
  62,504,868       137,641,800        75,136,932          70,151,913
                                                                             429,093,163      615,835,740
                                                                                 116,838          365,972
----------------------------------------------------------------------------------------------------------
    (968,279)       (1,654,236)         (685,957)            (90,067)
                                                                               5,788,593        4,094,455
----------------------------------------------------------------------------------------------------------
   1,786,893        (6,226,325)       (8,013,218)        (17,149,400)
                                                                              42,965,725       19,741,327
----------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                      Valuation
                                                                       Period
                                                   Dividends         Deductions
----------------------------------------------------------------------------------
   MFS Fund:
   Total Return Series:                         $            0              ($980)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Oppenheimer Funds:
   Global Securities Fund:                                   0             (3,966)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Strategic Bond Fund:                                      0            (10,626)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:              1,085,565         (4,502,863)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                   52,603         (2,749,051)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                     176,769         (1,585,851)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:         366,652         (2,452,299)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:        1,039,956         (2,274,233)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------
   Total Variable Annuity Account C             $1,447,620,640      ($138,558,611)
==================================================================================



---------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                    Proceeds          Cost of             Net
                                                      from          Investments        Realized
                                                     Sales              Sold          Gain (Loss)
---------------------------------------------------------------------------------------------------

   MFS Fund:
   Total Return Series:                                $12,895           $13,063            ($168)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Global Securities Fund:                           1,212,566         1,238,363          (25,797)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                                961,012           980,672          (19,660)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:             75,859,428        69,641,869        6,217,559
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:               46,349,744        43,146,611        3,203,133
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                  15,602,083        13,837,807        1,764,276
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:     173,282,604       152,346,231       20,936,373
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:       27,448,578        24,867,649        2,580,929
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C             $2,443,668,181    $2,067,610,422      $376,057,759
====================================================================================================


 (1) Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.

 (2) Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.

 (3) Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.

 (4) Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.

 (5) Effective May 1, 1998, Aetna Variable Fund's name changed to Aetna Growth and Income VP.

 (6) Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.

 (7) Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.

 (8) Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.

 (9) Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.

(10) Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.

(11) Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.

(12) Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.

(13) Effective May 1, 1998, Aetna Variable Encore Fund's name changed to Aetna Money Market VP.

(14) Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.

(15) Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.

(16) Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

---------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
           Gain (Loss)                  Net         Increase (Decrease)                   Net Assets
           -----------               Change in         In Net Assets                      ----------
   Beginning           End           Unrealized          from Unit             Beginning               End
    of Year          of Year        Gain (Loss)        Transactions             of Year              of Year
---------------------------------------------------------------------------------------------------------------
          $0           $21,009          $21,009             $365,906
                                                                           $             0      $       385,767
---------------------------------------------------------------------------------------------------------------
           0            90,591           90,591              915,293
                                                                                         0              976,121
---------------------------------------------------------------------------------------------------------------
           0            23,736           23,736            2,263,649
                                                                                         0            2,253,578
                                                                                         0                3,521
---------------------------------------------------------------------------------------------------------------
  (3,901,193)       87,984,814       91,886,007          (13,492,672)
                                                                               352,966,999          434,156,330
                                                                                    23,166               27,431
---------------------------------------------------------------------------------------------------------------
  (4,166,217)       40,672,835       44,839,052          (30,288,218)
                                                                               227,029,997          242,087,516
---------------------------------------------------------------------------------------------------------------
   1,637,084        30,665,227       29,028,143            5,182,435
                                                                               116,286,704          150,852,476
---------------------------------------------------------------------------------------------------------------
   3,033,630        18,451,441       15,417,811          (35,002,543)
                                                                               202,699,815          201,965,809
---------------------------------------------------------------------------------------------------------------
   3,371,568        45,568,978       42,197,410            2,934,376
                                                                               169,450,553          215,872,943
                                                                                         0               56,047
---------------------------------------------------------------------------------------------------------------
$915,465,761      $949,942,696      $34,476,935        ($448,485,797)      $11,155,254,351      $12,426,365,277
===============================================================================================================

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


--------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                         Valuation
                                                                           Period
                                                       Dividends         Deductions
--------------------------------------------------------------------------------------

  Aetna Variable Fund:                              $1,291,034,822     ($ 68,500,273)
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------
  Aetna Income Shares:                                  22,258,737        (4,263,839)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                            9,635,587        (2,938,575)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                128,304,517       (10,844,018)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                             13,341,021        (1,078,816)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                              3,678,012        (3,257,441)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                       4,541,482          (578,657)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                   3,316,159          (392,434)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                       1,788,369          (229,584)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
  Aetna Variable Capital Appreciation Portfolio:           312,433            (2,197)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Variable Growth Portfolio:                         249,335            (1,093)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                   3,327,658          (542,532)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Small Company Portfolio:                  269,004            (5,868)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Alger American Funds:
  Growth Portfolio: (1)                                  1,199,482        (1,526,918)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Small Capitalization Portfolio: (7)                   11,721,861        (3,575,543)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                       Proceeds        Cost of           Net
                                                         from        Investments      Realized
                                                        Sales            Sold        Gain (Loss)
-------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                              $205,088,291    $150,120,010    $ 54,968,281
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  Aetna Income Shares:                                46,789,033      49,260,722      (2,471,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                        206,958,669     210,166,945      (3,208,276)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:               37,558,168      27,770,494       9,787,674
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                            7,648,728       4,940,723       2,708,005
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                           13,972,003      11,896,317       2,075,686
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                       498,613         380,091         118,522
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                   409,248         325,568          83,680
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                     2,265,127       2,019,840         245,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
  Aetna Variable Capital Appreciation Portfolio:         123,165         113,851           9,314
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Variable Growth Portfolio:                        80,207          72,190           8,017
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                29,980,862      29,823,433         157,429
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Small Company Portfolio:                478,457         428,319          50,138
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Alger American Funds:
  Growth Portfolio: (1)                              169,481,196     134,718,793      34,762,403
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Small Capitalization Portfolio: (7)                403,516,606     343,440,431      60,076,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
           Net Unrealized                                       Net
            Gain (Loss)                     Net          Increase (Decrease)                  Net Assets
            -----------                  Change in          In Net Assets                     ----------
    Beginning             End            Unrealized           from Unit            Beginning              End
     of Year            of Year         Gain (Loss)         Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------
 $  327,744,944      $438,575,885      $ 110,830,941       $   75,435,966
                                                                                $4,694,078,344      $6,078,549,136
                                                                                   212,746,872         292,045,818
------------------------------------------------------------------------------------------------------------------
     (9,314,233)       (1,128,028)         8,186,205           (4,710,418)
                                                                                   354,233,289         372,629,553
                                                                                     5,616,023           6,218,756
------------------------------------------------------------------------------------------------------------------
       (750,036)        5,712,842          6,462,878          (14,909,883)
                                                                                   245,304,466         240,346,197
------------------------------------------------------------------------------------------------------------------
     97,219,569       141,499,248         44,279,679            2,724,400
                                                                                   800,532,626         968,354,403
                                                                                    14,762,802          21,193,276
------------------------------------------------------------------------------------------------------------------
     17,286,695        22,946,346          5,659,651           (6,139,082)
                                                                                    65,062,153          79,552,932
------------------------------------------------------------------------------------------------------------------
      2,983,885        46,742,374         43,758,489           (8,490,216)
                                                                                   199,058,163         236,822,693
------------------------------------------------------------------------------------------------------------------
      1,716,824         5,507,794          3,790,970           42,582,396
                                                                                    21,660,591          72,115,304
------------------------------------------------------------------------------------------------------------------
        838,329         2,614,303          1,775,974           30,197,010
                                                                                    14,758,921          49,739,310
------------------------------------------------------------------------------------------------------------------
        112,482           588,337            475,855           21,455,983
                                                                                     9,067,002          32,749,254
                                                                                             0              53,658
------------------------------------------------------------------------------------------------------------------
              0          (274,002)          (274,002)           1,994,092
                                                                                             0           2,039,640
------------------------------------------------------------------------------------------------------------------
              0          (237,223)          (237,223)           1,079,447
                                                                                             0           1,098,483
------------------------------------------------------------------------------------------------------------------
         80,325         6,964,574          6,884,249           62,694,836
                                                                                    10,653,437          83,098,319
                                                                                             0              76,758
------------------------------------------------------------------------------------------------------------------
              0          (166,700)          (166,700)           4,809,638
                                                                                             0           4,956,212
------------------------------------------------------------------------------------------------------------------
      6,730,808                 0         (6,730,808)        (132,576,331)
                                                                                   104,872,172                   0
------------------------------------------------------------------------------------------------------------------
     39,364,541                 0        (39,364,541)        (352,729,122)
                                                                                   323,871,170                   0
                                                                                             0                   0
------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                              Valuation
                                                                               Period
                                                              Dividends      Deductions
------------------------------------------------------------------------------------------

  American Century Investments -
  Capital Appreciation Fund: (2)                             $ 5,882,464     ($2,974,651)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                           3,787,208        (578,804)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                    11,536,379      (1,844,101)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Growth Portfolio:                                            3,033,640      (1,277,878)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Overseas Portfolio:                                            762,691        (144,474)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                     2,134,313        (253,981)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Contrafund Portfolio:                                        4,376,096      (2,382,593)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Index 500 Portfolio:                                           890,215        (515,853)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)                    1,578,341        (279,189)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Janus Aspen Series:
  Aggressive Growth Portfolio:                                         0      (2,188,842)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Balanced Portfolio:                                            940,676        (329,511)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Flexible Income Portfolio:                                     757,640        (131,213)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Growth Portfolio:                                            1,871,919        (768,752)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
  Short-Term Bond Portfolio: (4)                                  64,108         (25,465)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:                                  5,510,563      (4,109,527)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                Proceeds        Cost of            Net
                                                                  from        Investments       Realized
                                                                 Sales            Sold         Gain (Loss)
------------------------------------------------------------------------------------------------------------
  American Century Investments -
  Capital Appreciation Fund: (2)                             $347,378,690    $348,986,817      ($1,608,127)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                            1,767,421       1,342,657          424,764
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                      2,876,456       2,187,102          689,354
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                                             1,967,157       1,268,813          698,344
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Overseas Portfolio:                                           6,265,740       5,529,606          736,134
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                      1,353,806       1,132,813          220,993
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Contrafund Portfolio:                                           989,526         754,795          234,731
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Index 500 Portfolio:                                          2,042,782       1,517,607          525,175
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)                    35,001,358      34,302,739          698,619
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
  Aggressive Growth Portfolio:                                 16,697,333      12,596,723        4,100,610
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Balanced Portfolio:                                           1,236,230         981,509          254,721
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:                                    4,035,296       3,816,553          218,743
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                                             1,933,431       1,461,183          472,248
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------
  Short-Term Bond Portfolio: (4)                                5,452,797       5,400,161           52,636
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:                                  16,620,763      10,266,465        6,354,298
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
         Net Unrealized                                       Net
          Gain (Loss)                    Net          Increase (Decrease)                Net Assets
          -----------                 Change in          In Net Assets                   ----------
   Beginning           End           Unrealized            from Unit           Beginning            End
    of Year          of Year         Gain (Loss)         Transactions           of Year           of Year
-----------------------------------------------------------------------------------------------------------
   $8,139,519               $0       ($8,139,519)        ($339,404,560)
                                                                             $346,244,393                $0
-----------------------------------------------------------------------------------------------------------
    2,963,927        7,196,636         4,232,709             6,589,199
                                                                               39,989,335        54,444,411
-----------------------------------------------------------------------------------------------------------
   10,675,870       33,998,298        23,322,428            50,561,862
                                                                              106,469,428       190,735,350
-----------------------------------------------------------------------------------------------------------
    5,256,264       22,394,599        17,138,335            28,222,857
                                                                               80,442,047       128,257,345
-----------------------------------------------------------------------------------------------------------
      649,630          225,478          (424,152)            4,069,619
                                                                                8,449,388        13,449,206
-----------------------------------------------------------------------------------------------------------
    2,502,591        3,922,056         1,419,465             2,575,422
                                                                               17,103,129        23,199,341
-----------------------------------------------------------------------------------------------------------
   15,161,493       50,217,979        35,056,486           100,377,564
                                                                              118,886,521       256,548,805
-----------------------------------------------------------------------------------------------------------
    2,304,865       11,512,547         9,207,682            26,383,649
                                                                               21,230,903        57,721,771
-----------------------------------------------------------------------------------------------------------
      405,959                0          (405,959)          (24,948,755)
                                                                               23,356,943                 0
-----------------------------------------------------------------------------------------------------------
   17,668,916       36,485,267        18,816,351            16,995,758
                                                                              172,876,567       210,600,444
-----------------------------------------------------------------------------------------------------------
      751,567        4,804,494         4,052,927            17,251,901
                                                                               15,281,267        37,451,981
-----------------------------------------------------------------------------------------------------------
      140,666          381,113           240,447             5,252,958
                                                                                8,417,464        14,756,039
-----------------------------------------------------------------------------------------------------------
    2,192,571       11,683,190         9,490,619            28,161,560
                                                                               40,800,809        79,992,417
                                                                                        0            35,986
-----------------------------------------------------------------------------------------------------------
       (6,468)               0             6,468            (1,788,353)
                                                                                1,690,606                 0
-----------------------------------------------------------------------------------------------------------
   16,710,390       62,504,868        45,794,478           203,261,915
                                                                              172,398,274       429,093,163
                                                                                        0           116,838
-----------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                           Valuation
                                                                            Period
                                                        Dividends         Deductions
----------------------------------------------------------------------------------------

   Lexington Emerging Markets Fund:                          $4,375           ($79,412)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:                1,239,038           (531,930)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
   Growth Portfolio: (5)                                  8,158,940         (1,195,227)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                           0           (406,682)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                             0           (262,081)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                                0           (133,426)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   PPI MFS Scudder International Growth Portfolio:                0           (235,626)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   PPI MFS T. Rowe Price Growth Equity Portfolio:                 0           (193,734)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
   International Portfolio: (6)                           4,599,123         (2,286,635)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Total Variable Annuity Account C                  $1,552,106,208      ($120,867,375)
=========================================================================================



--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                         Proceeds          Cost of             Net
                                                           from          Investments        Realized
                                                          Sales              Sold          Gain (Loss)
--------------------------------------------------------------------------------------------------------

   Lexington Emerging Markets Fund:                      $1,639,618        $1,424,729         $214,889
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               14,866,827        11,618,994        3,247,833
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
   Growth Portfolio: (5)                                128,039,479       103,983,767       24,055,712
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                   3,797,005         3,880,012          (83,007)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                     1,453,829         1,486,006          (32,177)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                          928,145           929,114             (969)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   PPI MFS Scudder International Growth Portfolio:       13,091,485        12,881,912          209,573
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   PPI MFS T. Rowe Price Growth Equity Portfolio:           891,088           887,544            3,544
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
   International Portfolio: (6)                         278,386,778       238,895,623       39,491,155
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C                  $2,013,561,413    $1,773,010,971     $240,550,442
=========================================================================================================

(1) Effective November 28, 1997, this funds assets were transferred to the PPI
    T. Rowe Price Growth Equity Portfolio.

(2) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Research Growth Portfolio.

(3) Effective November 28, 1997, this funds assets were transferred to Aetna Income Shares.

(4) Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.

(5) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.

(6) Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

(7) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Emerging Equities Portfolio.

-------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                         Net
            Gain (Loss)                     Net          Increase (Decrease)                  Net Assets
            -----------                  Change in          In Net Assets                     ----------
   Beginning             End            Unrealized            from Unit            Beginning               End
    of Year            of Year          Gain (Loss)         Transactions            of Year              of Year
-------------------------------------------------------------------------------------------------------------------
     $102,991          ($968,279)       ($1,071,270)           $1,874,530
                                                                                    $4,845,481           $5,788,593
-------------------------------------------------------------------------------------------------------------------
    3,997,171          1,786,893         (2,210,278)           17,376,715
                                                                                    23,844,347           42,965,725
-------------------------------------------------------------------------------------------------------------------
    9,459,521                  0         (9,459,521)         (116,641,588)
                                                                                    95,081,684                    0
-------------------------------------------------------------------------------------------------------------------
            0         (3,901,193)        (3,901,193)          357,381,047
                                                                                             0          352,966,999
                                                                                             0               23,166
-------------------------------------------------------------------------------------------------------------------
            0         (4,166,217)        (4,166,217)          231,490,472
                                                                                             0          227,029,997
-------------------------------------------------------------------------------------------------------------------
            0          1,637,084          1,637,084           114,784,015
                                                                                             0          116,286,704
-------------------------------------------------------------------------------------------------------------------
            0          3,033,630          3,033,630           199,692,238
                                                                                             0          202,699,815
-------------------------------------------------------------------------------------------------------------------
            0          3,371,568          3,371,568           166,269,175
                                                                                             0          169,450,553
-------------------------------------------------------------------------------------------------------------------
   29,299,509                  0        (29,299,509)         (204,019,879)
                                                                                   191,515,746                    0
-------------------------------------------------------------------------------------------------------------------
 $612,391,085        $915,465,761      $303,074,676        $  615,188,037       $8,565,202,363      $11,155,254,351
===================================================================================================================

                         Independent Auditors' Report



The Board of Directors of Aetna Life Insurance and Annuity Company and
  Contract Owners of Variable Annuity Account C:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.




                                         KPMG LLP


Hartford, Connecticut
February 26, 1999